    As filed with the Securities and Exchange Commission on November 17, 2004

                            REGISTRATION NO. 33-47703

                                    811-6654

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         PRE-EFFECTIVE AMENDMENT NO. [ ]

                       POST-EFFECTIVE AMENDMENT NO. 36 [X]

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                AMENDMENT NO. 39

                        (CHECK APPROPRIATE BOX OR BOXES)

                            BNY HAMILTON FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   3435 Stelzer Road                           43219-3035
                    Columbus, Ohio                             (Zip Code)
       (Address of Principal Executive Offices)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (614) 470-8000

                                                              Copy to:
                Nimish Bhatt                            John Baumgardner, Jr.
              3435 Stelzer Road                        Sullivan & Cromwell LLP
          Columbus, Ohio 43219-3035                       125 Broad Street
   (Name and Address of Agent for Service)            New York, New York 10004

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):

         / / immediately upon filing pursuant to paragraph (b)
         / / on (date) pursuant to paragraph (b)
         / / 60 days after filing pursuant to paragraph (a)(1)
         / / on (date) pursuant to paragraph (a)(1)
         /X/ 75 days after filing pursuant to paragraph (a)(2)
         / / on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    [GRAPHIC]

                          BNY Hamilton Funds Prospectus

                                February   , 2005
                                         --

                      Small Cap Core Equity Fund Prospectus

                        Class A Shares and Class C Shares

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.

[LOGO]

NOTICE OF PRIVACY POLICY AND PRACTICES

BNY Hamilton Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY Hamilton Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

     . account applications and other forms, which may include a customer's name, address, Social Security number and information about a customer's investment goals and risk tolerance;
     . account history, including information about the transactions and balances in a customer's accounts; and
     . correspondence (written, telephonic or electronic) between a customer or a customer's representative and BNY Hamilton Funds or service providers to BNY Hamilton Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose any of the customer information we collect to third parties who are not affiliated with BNY Hamilton Funds:

     . as permitted by law--for example, with service providers who maintain or service shareholder accounts for BNY Hamilton Funds or to a shareholder's broker or agent, to resolve or to protect against customer fraud; and
     . To perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF CUSTOMER INFORMATION

We protect customer information by requiring service providers to BNY Hamilton
Funds:

     . to maintain policies and procedures designed to limit access to and use of information about customers of BNY Hamilton Funds to those persons who need to know such information to provide services to us; and
     . to maintain physical, electronic and procedural safeguards to protect nonpublic personal information of customers of BNY Hamilton Funds.

The policies and practices described in this notice apply to both current and former customers of BNY Hamilton Funds. If we change these policies and practices in a manner that affects the accuracy of this notice, we will notify our customers.

ABOUT THE FUND

6    BNY Hamilton Small Cap Core Equity Fund

ACCOUNT POLICIES

11   Daily NAV Calculation

12   Selecting a Class

12   Distribution Arrangements/Sales Charges

16   Opening an Account/Purchasing Shares

19   Making Exchanges/Redeeming Shares

21   Distributions and Tax Considerations

22   Abusive Trading

23   Investment Advisor

23   Portfolio Managers

25   FOR MORE INFORMATION

Back Cover

FUND CUSIP NUMBERS

SMALL CAP CORE EQUITY FUND

     CUSIP Numbers:
     Class A Shares
     Class C Shares

AN INTRODUCTION TO THE BNY HAMILTON FUNDS

The Small Cap Core Equity Fund invests primarily in common stocks of small companies. The Fund is best suited for long-term investments.

BNY Hamilton Funds also offer other equity, fixed-income, tax-exempt and money market funds, which are described in separate prospectuses. The other equity funds invest primarily in common stocks of companies. The fixed-income funds seek to provide current income and stability of principal to varying degrees. The tax-exempt funds further aim to generate income that is free from federal and/or state income tax. The money market funds are designed for investors who seek stability of principal.

BNY Hamilton Funds also offer index funds which provide broad market exposure in passively managed portfolios. These funds are described in separate prospectuses.

The Small Cap Core Equity Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. The Class A Shares and Class C Shares are described in this prospectus, and the Institutional Shares are described in a separate prospectus.

The Small Cap Core Equity Fund may be a valuable component in an investors' overall portfolio. The percentage of your portfolio you allocate to the Fund would depend on your time horizon, tax bracket, investment goals and tolerance for risk, among other factors.

RISKS OF MUTUAL FUND INVESTING

Investments in mutual funds are not bank deposits, nor are they guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to read all the disclosure information provided and to understand that you could lose money by investing in the Fund.

BNY HAMILTON

SMALL CAP CORE EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of small companies.

PRINCIPAL INVESTMENT STRATEGY

Individual security selection is the primary investment focus, rather than industry allocation. The Fund considers a small company to be a company that has a market capitalization at the time of purchase within the market capitalization range used by the Russell 2000(R) Index to determine its components. As of December 31, 2004, the Russell 2000(R) Index included companies with market
capitalizations of approximately $    million to $    billion. The Fund invests
                                  ---             ---
in a blend of growth and value stocks using both quantitative and fundamental research. Quantitative research is used to identify companies selling at the lower end of their historic valuation range, companies with positive earnings and companies with growth prospects that are expected to exceed the growth rate of the U.S. economy. Fundamental research is used to learn about a company's operating environment, financial condition, leadership position within its industry, resources and strategic plans.

The Fund's portfolio manager seeks to take advantage of industry cycles, and thus may overweight different sectors as economic conditions change. The Fund may continue to invest in and retain in its portfolio the stocks of companies even after their market capitalizations exceed the upper range used by the Russell 2000 Index. The Fund will not invest its assets in a set percentage of value or growth stocks.

Although most of the Fund's investments are expected to be domestic, the Fund may invest without limitation in equity securities of foreign issuers, including those in emerging markets. Within limits, the Fund may also use certain derivatives (e.g., options, futures), which are investments whose value is determined by underlying securities or indices.

Under normal circumstances, the Fund will invest at least 80% of its Assets in small-capitalization stocks. "Assets" means net assets plus the amount of borrowing for investment purposes. (The Fund will provide its shareholders with at least 60-days' prior notice of any change in this non-fundamental "80%" policy). As a temporary defensive measure, the Fund may invest more than 20% of its assets in cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with stock market movements. Because the prices of the small company stocks emphasized by the Fund have historically been more volatile than those of larger companies, the ups and downs of your investment in the Fund may be more extreme than the market as a whole. Moreover, growth and value stocks may perform differently than the market as a whole and differently from each other or other types of stocks.

Investing in small company stocks generally involves greater risks than investing in the stocks of large companies. Small companies may have less experienced management, unproven track records and limited product lines or financial resources. These factors may cause them to be more susceptible to setbacks or economic downturns. In addition, small companies tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies. As a result, there may be less liquidity in small company stocks, subjecting them to greater price fluctuations than larger companies.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers or lose money. You may, therefore, lose money.

Investments in derivatives may be a surrogate to the performance of their related underlying securities. However, because derivatives may not perfectly represent the value of the related underlying securities, and because derivatives depend on the performance of other parties to the derivatives, using derivatives could limit profits or increase losses in comparison with investment in underlying securities without using derivatives.

Investments in foreign securities involve additional risks, including potentially unfavorable currency exchange rates, limited or misleading financial information, generally higher transaction costs and political and economic disturbances ranging from tax legislation to military coups. These risks are magnified in emerging markets.

An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More Information about Risks of Investing in Small-Cap Companies

Small companies tend to grow or fade quickly by their nature. Their market valuations are often based more on investors' belief in their future potential than on their current balance sheets. Since market sentiment can change from one day or week to the next, small-cap stock prices have historically been more volatile than those of large-cap stocks.

Specialization: Small companies often occupy niche markets, catering to a specific geography or industry. They can grow to dominate such markets rapidly, but are also threatened by even temporary downturns.

Innovation: Bold ideas for products or services are the basis of many small companies. A company's ability to sustain its innovative culture and broaden its markets, however, is difficult to predict.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information and on the Fund's web site.

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history.

FEES AND EXPENSES

The following table outlines the fees and expenses you could expect as an investor in the Fund. "Shareholder Fees" are charged directly to your account. "Shareholder Fees" are charged directly to your account. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return.

----------------------------------------------------------------------------------
Fee table (% of average net assets)

----------------------------------------------------------------------------------
                                                              Class A     Class C
                                                               Shares     Shares
----------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)

----------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (as a percentage
of the offering price)                                        5.25%      None

----------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a percentage of
the lower of the purchase price or current market value)      1.00/(a)/  1.00/(b)/

----------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends   None       None

----------------------------------------------------------------------------------
Annual Operating Expenses (expenses that are deducted from
Fund assets)

----------------------------------------------------------------------------------
Management fee                                                0.75%      0.75%

----------------------------------------------------------------------------------
Distribution (12b-1 fees)                                     0.25%      1.00%

----------------------------------------------------------------------------------
Other Expenses                                                0.40%      0.40%

----------------------------------------------------------------------------------
Total Annual Operating Expenses                               1.40%      2.15%

----------------------------------------------------------------------------------
Fee Waiver/Reimbursement*                                     0.15%      0.15%

----------------------------------------------------------------------------------
Net Annual Operating Expenses                                 1.25%      2.00%

----------------------------------------------------------------------------------

(a) For purchases of $1 million or more of Class A Shares, a 1% contingent deferred sales charge ("CDSC") may apply. See "Account
     Policies--Distributions Arrangements/Sales Charges."
(b) The CDSC for Class C Shares applies only to shares redeemed within 12 months.

* The Advisor has contractually agreed to limit the operating expenses of Class A Shares and Class C Shares of the Fund to 1.25% and 2.00%, respectively, of their average daily net assets through April 30, 2008.

The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

---------------------------------------------
Expenses on a $10,000 investment ($)
---------------------------------------------
                             1 Year   3 Years
---------------------------------------------
Class A Shares                $646      $901

---------------------------------------------
Class C Shares                $303      $627
   (assuming redemption)

---------------------------------------------
Class C Shares                $203      $627
   (assuming no redemption)
---------------------------------------------

* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses. For Class A Shares, this Example reflects the deduction of the maximum front-end sales load.

FINANCIAL HIGHLIGHTS

Because the Fund commenced operation as of the date of this Prospectus, there are no financial highlights for the Class A or C Shares.

ACCOUNT POLICIES

The Fund is offered in three share classes--Class A, Class C and Institutional Shares. The Institutional Shares of the Fund are described in a separate prospectus. Institutional Shares are generally available only to institutions that invest over $1,000,000 or to investors who have specific asset management relationships with the Advisor. Information on the Institutional Shares of the Fund can be found in the Fund's Institutional Shares Prospectus.

The information below applies to each Share class offered by this Prospectus.

DAILY NAV CALCULATION

The Fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) each day that the exchange is open. The prices of securities held by of the Fund shall be the prices provided by an independent pricing service, the use of which has been approved by the Fund, and will generally be closing market prices. When market prices are not available or if market prices are not believed to fairly represent the value of a security, the Fund will use fair value prices as determined by the Board of Directors.

Purchase orders received by the transfer agent or its designee before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.

The Fund may invest in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in the Fund may change on days when you will be unable to purchase or redeem shares.

SELECTING A CLASS

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge, but with higher annual fees and a CDSC.

Class A Shares may be appropriate for investors who prefer to pay the Fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon.

Class C Shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon. If you are purchasing $1 million or more, Class A Shares will always be more beneficial to you because of the reduction in Class A Shares' sales charges for purchases of this amount and lower annual fees applicable to Class A Shares. Even if you are purchasing Class C Shares in an amount of less than $1 million, you should consult your financial advisor because purchasing Class A Shares may be more beneficial given your circumstances. For example, if you are purchasing $100,000 of the Fund and intend to hold your Shares for five years or less, purchasing Class C would be more beneficial; if you intend to hold your Shares for more than five years, purchasing Class A would be more beneficial to you.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees that you will pay as an investor in different share classes offered by the Fund.

--------------------------------------------------------------------------------
                            Class A Shares                 Class C Shares
--------------------------------------------------------------------------------
Sales Charge (Load)   A front-end sales charge     No front-end sales charge. A
                      will be imposed on shares    1%* contingent deferred sales
                      purchased, declining from    charge (CDSC) may be imposed
                      5.25% as indicated below.    on shares redeemed within 12
                                                   months after purchase.

--------------------------------------------------------------------------------
Distribution          Subject to Annual            Subject to Annual
   (12b-1)            Distribution fee of up to    Distribution and Service fee
                      0.25% of the average daily   of up to 1.00% of the average
                      net assets of the Fund.      daily net assets of the Fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Reducing Class A's Initial Sales Charge:

--------------------------------------------------------------------------------
Amount                                 Sales Charge as         Sales Charge as
of Purchase                         % of Offering Price**   % of Amount Invested
--------------------------------------------------------------------------------
Less than $25,000                           5.25%                   5.54%

--------------------------------------------------------------------------------
$25,000 but less than $50,000               5.00%                   5.26%

--------------------------------------------------------------------------------
$50,000 but less than $100,000              4.50%                   4.71%

--------------------------------------------------------------------------------
$100,000 but less than $250,000             3.50%                   3.63%

--------------------------------------------------------------------------------
$250,00 but less than $500,000              2.75%                   2.83%

--------------------------------------------------------------------------------
$500,000 but less than $1 million           2.00%                   2.04%

--------------------------------------------------------------------------------
$1 million or more                         None***                None ***

--------------------------------------------------------------------------------

*    As a percent of the lower of the purchase price or current market value.
** The offering price is the amount you actually pay for Shares; it includes the initial sales charge.
*** You pay no initial sales charge on purchases of $1 million or more of Class A, but may pay a 1% CDSC if you redeem your shares within 12 months. The 12-month period begins on the first day following your purchase.

Sales charges (load) Purchases of Class A Shares of the Fund are subject to a front-end sales charge as a percent of the offering price of the shares. The offering price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. Certain purchases of Class A Shares may also be subject to a CDSC.

Class C Shares of the Fund are not subject to a front-end sales charge, but investors may be subject to a CDSC. A CDSC, or contingent deferred sales charge, is applied at the time you redeem your shares. You will pay the CDSC only on shares you sell within a certain period of time after purchase. For purposes of calculating the CDSC, the start of the holding period is the first day after the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell Class C Shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. The amount of any CDSC that you pay will be based on the lower of the purchase price or current market value (or, as to Fund shares acquired through an exchange, the lower of the purchase price or current market value of the Fund shares originally purchased for cash) (See "Notes on Exchanges" below). CDSCs are deducted from the amount of the redemption and paid to the Distributor.

Sales charge waivers Shareholders who held, as of January 26, 2004, Investor Shares of another BNY Hamilton Fund whose Investor Shares have been re-designated as Class A Shares will be grandfathered and, thus, exempt from paying sales charges on future purchases of the Shares of the Fund, so long as such shareholders own Shares of at least one of the BNY Hamilton Funds. Sales charges may be waived for employees of the Advisor or its affiliates, investors who purchase through accounts with the Advisor and through their existing trust relationship with the Advisor, Directors of the Fund, legal counsel to the Fund or the Directors, certain existing shareholders who own shares in a BNY Hamilton Fund within their trust accounts, investors within wrap accounts, investors who purchase shares in connection with 401(k) plans, 403(b) plans, and other employer-sponsored retirement plans and investors who purchase in connection with non-transactional fee fund programs and programs offered by fee-based financial planners and other types of financial institutions. Further information on the categories of persons for whom sales charges may be waived can be found in the Statement of Additional Information. The Fund reserve the right to alter the terms of their sales charge waiver practices upon sixty days' notice to shareholders.

Sales charge reductions Reduced sales charges are available to shareholders making larger purchases. (See "Distribution Arrangements/Sales Charges" above). In addition, you may qualify for reduced sales charges under the circumstances described below. Additional information about the availability of reduced sales charges can be found in the Statement of Additional Information and at the Fund's web site www.bnyhamilton.com. This information is free of charge, presented in a clear and prominent format, and contains hyperlinks that facilitate access to information. To receive these benefits, you must notify the Transfer Agent or Distributor of any pertinent information concerning your eligibility at the time of purchase, including brokerage account statements. The applicability of breakpoints is determined using the public offering prices of the Shares,

..    Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

..    Right of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

..    Combination Privilege. Combine accounts of multiple BNY Hamilton Funds or accounts of immediate family household members (spouse and children under 21) and businesses owned by you as sole proprietorship to achieve reduced sales charges.

..    Concurrent Purchases. For purposes of qualifying for a reduced sales charge, investors have the privilege of:

     (a) combining concurrent purchases of, and holdings in, shares of any of the BNY Hamilton Funds purchased from a broker or dealer selling the BNY Hamilton Funds, sold with a sales charge ("Eligible Shares"); or

     (b) combining concurrent purchase of shares of any BNY Hamilton Funds purchased from a broker or dealer selling the BNY Hamilton Funds, sold with a sales charge ("Other Shares") with concurrent purchases of Eligible Shares.

          Investors are permitted to purchase Eligible Shares at the public offering price applicable to the total of (a) the dollar amount of the Eligible Shares and Other Shares then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser's combined holdings of Eligible Shares.

.. Reinstatement Privilege. If you have sold shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed. A shareholder may exercise this privilege one time during any 12-month period.

Waiver of CDSC--Class C Shares The following circumstances qualify for waivers of Class C's CDSC:

..    Distributions following the death or disability of a shareholder.

..    Redemptions representing the minimum distribution from an IRA or other qualifying retirement plan.

..    Distributions of less than 12% of the annual account value under the
     Systematic Withdrawal Plan.

DISTRIBUTION (12b-1) PLAN

The Directors have adopted a 12b-1 distribution plan with respect to the Class A Shares and Class C Shares of the Fund. The plan permits the Fund to reimburse the Distributor for distribution and/or shareholder servicing expenses in an amount up to 0.25% and 1.00% of the annual average daily net assets of Class A Shares and Class C Shares, respectively. These fees are paid out of Fund assets on an ongoing basis, and over time, they could cost you more than paying other types of sales charges.

OPENING AN ACCOUNT

------------------------------------------------------------------------------
Minimum investment requirements
------------------------------------------------------------------------------
                                                   Minimum
                               Minimum initial    continuing
Account type                      investment     investments   Minimum balance
------------------------------------------------------------------------------
IRA                                $  250            $ 25            N/A
------------------------------------------------------------------------------
Regular Account                    $2,000*           $100*          $500
------------------------------------------------------------------------------
Automatic Investment Program       $  500            $ 50            N/A
------------------------------------------------------------------------------

*Employees and retirees of The Bank of New York and its affiliates, and employees of the administrator, distributor and their affiliates may open a regular account with $100 and make continuing investments of $25. Employees and retirees of The Bank of New York and its affiliates may also invest through payroll deduction. Call 800-426-9363 for details.

--------------------------------------------------------------------------------
Open an account                           Add to your investment
--------------------------------------------------------------------------------
Mail                                      Send a check payable directly to the
                                          BNY Hamilton Funds, Inc. to:
Send completed new account application
and a check payable directly to BNY
Hamilton Funds, Inc. to:                  BNY Hamilton Funds, Inc.
                                          P.O. Box 182785
BNY Hamilton Funds, Inc.                  Columbus, OH 43218-2785
P.O. Box 182785                           If possible, include a tear-off
Columbus, OH 43218-2785                   payment stub from one of your
For all enrollment forms, call            transaction confirmation statements.
1-800-426-9363
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Wire

The Fund does not charge a fee for
wire transactions, but your bank may.

Mail your completed new account
application to the Ohio address above.
Call the transfer agent at
1-800-426-9363 for an account number.

--------------------------------------------------------------------------------
Instruct your bank to wire funds to a     Instruct your bank to wire funds to:
new account at:

The Bank of New York                      The Bank of New York
New York, NY 10286                        New York, NY 10286
ABA: 021000018                            ABA: 021000018
BNY Hamilton Funds                        BNY Hamilton Funds
DDA 8900275847                            DDA 8900275847
Attn: [your fund]                         Attn: [your fund]
Ref: [your name, account number and       Ref: [your name, account number and
taxpayer ID]                              taxpayer ID]

--------------------------------------------------------------------------------
Dealer

Note: a broker-dealer may charge a fee.

Contact your broker-dealer.               Contact your broker-dealer.

--------------------------------------------------------------------------------
Automatic Investment Program

Automatic investments are withdrawn
from your bank account on a monthly or
biweekly basis.

--------------------------------------------------------------------------------
Make an initial investment of at least    Once you specify a dollar amount
$500 by whatever method you chose. Be     (minimum $50), investments are
sure to fill in the information           automatic.
required in Section 3e of your new
account application.

Your bank must be a member of the ACH     Your can modify or terminate this
(Automated Clearing House) system.        service at any time by mailing a
                                          notice to:

                                          BNY Hamilton Funds
                                          P.O. Box 182785
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Columbus, OH 43218-2785
--------------------------------------------------------------------------------

The Advisor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount paid will be a percentage of the Fund's average net assets attributable to customers of those shareholder servicing agents.

Purchases by personal check Checks should be in U.S. dollars and payable to the Fund. The Fund does not accept third-party checks, money orders, credit card convenience checks or travelers check. In addition, if you redeem shares purchased by check or through the Automatic Investment Program, you will not receive proceeds from such redemption until your purchase check clears, which may take up to ten business days.

Wire transactions The Fund does not charge a fee for wire transfers from your bank to the Fund. However, your bank may charge a service fee for wiring funds.

MAKING EXCHANGES/REDEEMING SHARES

--------------------------------------------------------------------------------
To exchange shares between mutual funds   To redeem shares
(minimum $500)
--------------------------------------------------------------------------------
Phone

Call 1-800-426-9363.                      Call 1-800-426-9363.

                                          The proceeds can be wired to your bank
                                          account two business days after your
                                          redemption request or a check can be
                                          mailed to you at the address of record
                                          on the following business day.
--------------------------------------------------------------------------------
Mail

Your instructions should include:         Your instructions should include:

..    your account number                  .    your account number
..    names of the funds and number of     .    names of the funds and number of
     shares or dollar amount you want          shares or dollar amount you want
     to exchange                               to redeem.

                                          A signature guarantee is required
                                          whenever:

                                          .    you redeem more than $50,000
                                          .    you want to send the proceeds to
                                               a different address
                                          .    you have changed your account
                                               address within the last 10 days

--------------------------------------------------------------------------------
Dealer

Contact your broker-dealer.               Contact your broker-dealer.

--------------------------------------------------------------------------------
Systematic Withdrawal

Requires $10,000 minimum fund balance     You can chose from several options for
                                          monthly, quarterly, semi-annual or
                                          annual withdrawals:

                                          .    declining balance
                                          .    fixed dollar amount
                                          .    fixed share quantity
                                          .    fixed percentage of your account
                                          Call 1-800-426-9363
--------------------------------------------------------------------------------

MAKING EXCHANGES/REDEEMING SHARES

As with purchase orders, redemption requests received by the transfer agent or its designee before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's close.

Minimum account balances If your account balance falls below $500 due to redemptions, rather than market movements, the Fund may give you 60 days to bring the balance back up. If you do not increase your balance, the Fund may close your account and send you the proceeds.

Exchange minimums You may exchange shares of the same class between BNY Hamilton Funds, usually without paying additional sales charges, or between Investor Shares of a BNY Hamilton index fund and Class A Shares of other BNY Hamilton Funds (See "Notes on Exchanges" below). From the perspective of tax liability, an exchange is the same as a redemption from one Fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange. Shares to be exchanged must have a value of at least $500. If you will be investing in a new Fund, you must also exchange enough shares to meet the minimum balance requirement.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

Reserved rights The Fund reserves the following rights:

..    To suspend sale of shares to the public

..    To reject any exchange request and to modify or terminate exchange privileges

..    To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect the Fund

..    To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.

Customer Identification Program The Fund's transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Fund, the Distributor and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law.

Notes on Exchanges When exchanging from Class A Shares or Investor Shares of a BNY Hamilton Fund that has no sales charge or a lower sales charge to Class A Shares of the Fund, you will pay the difference.

If you exchange shares of the same class between the Fund and another BNY Hamilton Fund, the exchange will not be subject to any applicable CDSC. Exchanges between Class A Shares of the Fund and Investor Shares of a BNY Hamilton index fund will require you to pay any applicable CDSC upon exchange. If you exchange from a class of shares of the Fund with a CDSC into a class of shares of another BNY Hamilton Fund with a CDSC, the start of the holding period, for purposes of calculating the CDSC, is the first day after your first purchase was made. The start of the holding period does not restart from the time you make your exchange.

Redemptions In-Kind The Fund reserves the right to make payment in securities rather than cash. This could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund's operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in-kind will consist of securities equal in market value to your shares. When the shareholder converts these securities to cash, they will pay brokerage charges.

DISTRIBUTIONS AND TAX CONSIDERATIONS

The Fund declares and pays dividends annually, provided that there is net investment income at the end of the fiscal year. Capital gain distributions, if any, are made annually. Distributions are automatically paid in the form of additional fund shares. Notify the transfer agent in writing to:

..    choose to receive dividends or distributions (or both) in cash

..    change the way you currently receive distributions

Your taxable income is the same regardless of which option you choose.

-------------------------------------------------------------------------
Type of Distribution                         Applicable Federal Tax Rates
-------------------------------------------------------------------------
"Qualified dividend income" from net         Capital gains rates
investment income
-------------------------------------------------------------------------
Other dividends from net investment income   Ordinary income rates
-------------------------------------------------------------------------
Short-term capital gains                     Ordinary income rates
-------------------------------------------------------------------------

-------------------------------------------------------------------------
Long-term capital gains                      Capital gains rates
-------------------------------------------------------------------------

"Qualified Dividend Income" is income eligible for reduced rates of federal income tax as a result of recent changes to the tax law. The portion of net investment income that will be Qualified Dividend Income may vary from fund to fund and also from year to year. There are also minimum holding periods for fund shares before investors are eligible for the reduced rates.

Distributions from the Fund are expected to be primarily capital gains. To the extent that the Fund makes distributions that are taxed as capital gains, such capital gains may be short- or long-term depending on how long the Fund held the asset being sold.

The Fund issues detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investor who does not provide a valid Social Security or taxpayer identification number to the Fund may be subject to federal backup withholding tax.

Whenever you redeem or exchange shares, you are likely to generate a capital gain or loss, which will be short- or long-term depending on how long you held the shares.

If you invest in the Fund shortly before an expected taxable dividend or capital gain distribution, you may end up getting part of your investment back right away in the form of taxable income, and that dividend may not be eligible for the qualified dividend income rate.

You should consult your tax advisor about your own particular tax situation.

ABUSIVE TRADING

We do not permit market timing or other abusive trading practices in BNY Hamilton Funds.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt fund performance. The Fund has adopted policies and procedures designed to deter frequent purchases and redemptions. To minimize harm to the Fund and its shareholders, we reserve the right to reject, in our sole discretion, any purchase order (including an exchange from another BNY Hamilton Fund) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a BNY Hamilton Fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

On a daily basis, the Transfer Agent will review capital stock transaction reports and will identify all redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund. In the event the Transfer Agent identifies redemptions in excess of a specific threshold that is within 5 days of a purchase in the same account, it will contact the Advisor and forward a report containing the past 30 days of activity in the respective account. All redemptions meeting the criteria will be investigated for possible inappropriate trading.

On a monthly basis, the Advisor will issue a report to senior management that will indicate how many transactions were reviewed in that month, any suspicious activity that was identified, and the resolution of each situation identified.

The Fund does not impose a redemption fee. The policies and procedures are applied uniformly to all non-omnibus accounts. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated would not be known by the Fund. Therefore, it becomes more difficult for us to identify market timing or other abusive trading activities in these accounts, and we may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations.

INVESTMENT ADVISOR

The investment advisor of the Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $[ ] billion in assets, as of December 31, 2004. The Bank of New York began offering investment services in the 1830s and today manages more than $[ ] billion in investments for institutions and individuals, as of December 31, 2004.

Gannett Welsh & Kotler, LLC, located at 222 Berkeley St., Boston, MA 02116, is the sub-advisor for the Fund. GW&K, a wholly-owned subsidiary of The Bank of New York since May 2002, has advised individual and institutional clients since 1974
and has assets under management in excess of $    billion, as of December 31,
                                              ---
2004.

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Advisor is entitled to a fee from the Fund at the annual rate of 0.75% of the Fund's average daily net assets.

PORTFOLIO MANAGER

The day-to-day management of the Fund is handled by teams of investment professionals under the leadership of the portfolio manager, Edward B. White, CFA, who has been a Principal and First Senior Vice President of GW&K for the last five years. Mr. White joined GW&K as a Principal and Senior Vice President in 1989 to direct the firm's Equity Investment Program.

[LOGO]
BNY
HAMILTON
FUNDS
ADVISED BY THE BANK OF NEW YORK

FOR MORE INFORMATION

ANNUAL AND SEMI-ANNUAL REPORTS
These include commentary from the Fund manager on the market conditions and investment strategies that significantly affected the Fund's performance, detailed performance data, a complete inventory of the Fund's securities and a report from the Fund's auditor.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed disclosure on features and policies of the Fund. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this Prospectus).

YOU CAN OBTAIN THESE DOCUMENTS FREE OF CHARGE, MAKE INQUIRIES OR REQUEST OTHER INFORMATION ABOUT THE FUNDS BY CONTACTING YOUR DEALER OR:

BNY Hamilton Funds
PO Box 182785
Columbus, OH 43218-2785
1-800-426-9363

INFORMATION IS ALSO AVAILABLE FROM THE SEC:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
www.sec.gov

FOR INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM WHERE DOCUMENTS MAY BE VIEWED AND COPIED, CALL:
1-202-942-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-6654

[LOGO]

90 Park Avenue, 10th Floor,
New York, NY 10016

                                    [GRAPHIC]

                          BNY Hamilton Funds Prospectus

                                February __, 2005

                      Small Cap Core Equity Fund Prospectus

                              Institutional Shares

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.

[LOGO]

NOTICE OF PRIVACY POLICY AND PRACTICES

BNY Hamilton Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY Hamilton Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

     . account applications and other forms, which may include a customer's name, address, Social Security number and information about a customer's investment goals and risk tolerance;
     . account history, including information about the transactions and balances in a customer's accounts; and
     . correspondence (written, telephonic or electronic) between a customer or a customer's representative and BNY Hamilton Funds or service providers to BNY Hamilton Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose any of the customer information we collect to third parties who are not affiliated with BNY Hamilton Funds:

     . as permitted by law--for example, with service providers who maintain or service shareholder accounts for BNY Hamilton Funds or to a shareholder's broker or agent, to resolve or to protect against customer fraud; and
     . To perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF CUSTOMER INFORMATION

We protect customer information by requiring service providers to BNY Hamilton
Funds:

     . to maintain policies and procedures designed to limit access to and use of information about customers of BNY Hamilton Funds to those persons who need to know such information to provide services to us; and
     . to maintain physical, electronic and procedural safeguards to protect nonpublic personal information of customers of BNY Hamilton Funds.

The policies and practices described in this notice apply to both current and former customers of BNY Hamilton Funds. If we change these policies and practices in a manner that affects the accuracy of this notice, we will notify our customers.

ABOUT THE FUND

6    BNY Hamilton Small Cap Core Equity Fund

ACCOUNT POLICIES

11   Daily NAV Calculation

11   Opening an Account/Purchasing Shares

12   Making Exchanges/Redeeming Shares

13   Distributions and Tax Considerations

14   Abusive Trading

16   Investment Advisor

16   Portfolio Managers

18   FOR MORE INFORMATION

Back Cover

FUND CUSIP NUMBER

SMALL CAP CORE EQUITY FUND

     CUSIP Number:
     Institutional Shares

AN INTRODUCTION TO THE BNY HAMILTON FUNDS

The Small Cap Core Equity Fund invests primarily in common stocks of small companies. The Fund is best suited for long-term investments.

BNY Hamilton Funds also offer other equity, fixed-income, tax-exempt and money market funds, which are described in separate prospectuses. The other equity funds invest primarily in common stocks of companies. The fixed-income funds seek to provide current income and stability of principal to varying degrees. The tax-exempt funds further aim to generate income that is free from federal and/or state income tax. The money market funds are designed for investors who seek stability of principal.

BNY Hamilton Funds also offer index funds which provide broad market exposure in passively managed portfolios. These funds are described in separate prospectuses.

The Small Cap Core Equity Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. The Institutional Shares are described in this prospectus, and the Class A and Class C Shares are described in a separate prospectus.

The Small Cap Core Equity Fund may be a valuable component in an investors' overall portfolio. The percentage of your portfolio you allocate to the Fund would depend on your time horizon, tax bracket, investment goals and tolerance for risk, among other factors.

RISKS OF MUTUAL FUND INVESTING

Investments in mutual funds are not bank deposits, nor are they guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to read all the disclosure information provided and to understand that you could lose money by investing in the Fund.

BNY HAMILTON

SMALL CAP CORE EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of small companies.

PRINCIPAL INVESTMENT STRATEGY

Individual security selection is the primary investment focus, rather than industry allocation. The Fund considers a small company to be a company that has a market capitalization at the time of purchase within the market capitalization range used by the Russell 2000(R) Index to determine its components. As of December 31, 2004, the Russell 2000(R) Index included companies with market capitalizations of approximately $___ million to $___ billion. The Fund invests in a blend of growth and value stocks using both quantitative and fundamental research. Quantitative research is used to identify companies selling at the lower end of their historic valuation range, companies with positive earnings and companies with growth prospects that are expected to exceed the growth rate of the U.S. economy. Fundamental research is used to learn about a company's operating environment, financial condition, leadership position within its industry, resources and strategic plans.

The Fund's portfolio manager seeks to take advantage of industry cycles, and thus may overweight different sectors as economic conditions change. The Fund may continue to invest in and retain in its portfolio the stocks of companies even after their market capitalizations exceed the upper range used by the Russell 2000 Index. The Fund will not invest its assets in a set percentage of value or growth stocks.

Although most of the Fund's investments are expected to be domestic, the Fund may invest without limitation in equity securities of foreign issuers, including those in emerging markets. Within limits, the Fund may also use certain derivatives (e.g., options, futures), which are investments whose value is determined by underlying securities or indices.

Under normal circumstances, the Fund will invest at least 80% of its Assets in small-capitalization stocks. "Assets" means net assets plus the amount of borrowing for investment purposes. (The Fund will provide its shareholders with at least 60-days' prior notice of any change in this non-fundamental "80%" policy). As a temporary defensive measure, the Fund may invest more than 20% of its assets in cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.

MAIN INVESTMENT RISKS

The value of your investment in the Fund generally will fluctuate with stock market movements. Because the prices of the small company stocks emphasized by the Fund have historically been more volatile than those of larger companies, the ups and downs of your investment in the Fund may be more extreme than the market as a whole. Moreover, growth and value stocks may perform differently than the market as a whole and differently from each other or other types of stocks.

Investing in small company stocks generally involves greater risks than investing in the stocks of large companies. Small companies may have less experienced management, unproven track records and limited product lines or financial resources. These factors may cause them to be more susceptible to setbacks or economic downturns. In addition, small companies tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies. As a result, there may be less liquidity in small company stocks, subjecting them to greater price fluctuations than larger companies.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers or lose money. You may, therefore, lose money.

Investments in derivatives may be a surrogate to the performance of their related underlying securities. However, because derivatives may not perfectly represent the value of the related underlying securities, and because derivatives depend on the performance of other parties to the derivatives, using derivatives could limit profits or increase losses in comparison with investment in underlying securities without using derivatives.

Investments in foreign securities involve additional risks, including potentially unfavorable currency exchange rates, limited or misleading financial information, generally higher transaction costs and political and economic disturbances ranging from tax legislation to military coups. These risks are magnified in emerging markets.

An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More Information about Risks of Investing in Small-Cap Companies

Small companies tend to grow or fade quickly by their nature. Their market valuations are often based more on investors' belief in their future potential than on their current balance sheets. Since market sentiment can change from one day or week to the next, small-cap stock prices have historically been more volatile than those of large-cap stocks.

Specialization: Small companies often occupy niche markets, catering to a specific geography or industry. They can grow to dominate such markets rapidly, but are also threatened by even temporary downturns.

Innovation: Bold ideas for products or services are the basis of many small companies. A company's ability to sustain its innovative culture and broaden its markets, however, is difficult to predict.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information and on the Fund' web site.

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history.

FEES AND EXPENSES

The following table outlines the fees and expenses you could expect as an investor in the Fund. "Shareholder Fees" are charged directly to your account. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return.

FEE TABLE (% of average net assets)

                                                             INSTITUTIONAL
                                                                 SHARES
--------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)        None

Annual Operating Expenses (expenses that are deducted from Fund assets)

Management fee                                                   0.75%

Distribution (12b-1 fees)                                         None

Other Expenses                                                   0.40%

Total Annual Operating Expenses                                  1.15%

Fee Waiver/Reimbursement*                                        0.15%

Net Annual Operating Expenses                                    1.00%

* The Advisor has contractually agreed to limit the operating expenses of Institutional Shares of the Fund to 1.00% of its average daily net assets through April 30, 2008.

The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

EXPENSES ON A $10,000 INVESTMENT ($)

                       1 YEAR   3 YEARS
                       ------   -------
Institutional Shares   $  102   $   318

* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS

Because the Fund commenced operation as of the date of this Prospectus, there are no financial highlights for the Institutional Shares.

ACCOUNT POLICIES

This prospectus describes the Institutional Shares for the Fund. Institutional Shares do not have 12b-1 fees and have generally lower operating expenses than other share classes of the Fund, which improves investment performance. Institutional Shares are available only to (1) institutions that invest over $1,000,000 or (2) investors who have specific asset management relationships with the Advisor. Any institution (including the Advisor and its affiliates) acting on behalf of customers having a qualified trust account, employee benefit account or other qualifying account at the institution is eligible to invest in Institutional Shares. Institutional Shares may not be purchased by individual investors, either directly or through brokerage accounts. Notwithstanding the preceding restriction, any client of a registered investment advisor that has a selling arrangement with BNY Hamilton Distributors, Inc., which client invests $1,000,000 or more in the aggregate in Institutional Shares, is also eligible to invest in Institutional Shares through the Advisor. In addition, shareholders who held, as of January 26, 2004, Institutional Shares of a BNY Hamilton Fund will be grandfathered for so long as they continue to hold Institutional Shares of a BNY Hamilton Fund and thus will not be required to meet these eligibility requirements in respect of future purchases of Institutional Shares of the Fund.

All other investors may purchase Class A Shares or Class C Shares of the Fund. Please see the Class A Shares and Class C Shares prospectus for more information. If you want to purchase, exchange or redeem Institutional Shares, contact your Bank of New York representative.

DAILY NAV CALCULATION

The Fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) each day that the exchange is open. The prices of securities held by the Fund shall be the prices provided by an independent pricing service, the use of which has been approved by the Fund, and will generally be closing market prices. When market prices are not available or if market prices are not believed to fairly represent the value of a security, the Fund will use fair value prices as determined by the Board of Directors.

Purchase orders received by the transfer agent or its designee before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.

The Fund may invest in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in the Fund may change on days when you will be unable to purchase or redeem shares.

OPENING AN ACCOUNT/PURCHASING SHARES

                                                       ADD TO YOUR INVESTMENT
OPEN AN ACCOUNT
--------------------------------------------------------------------------------
MAIL
--------------------------------------------------------------------------------
Send completed new account application and a check     Send a check payable
payable directly to the BNY Hamilton Funds, Inc. to:   directly to the BNY
                                                       Hamilton Funds, Inc. to:

BNY Hamilton Funds, Inc.                               BNY Hamilton Funds, Inc.
P.O. Box 182785                                        P.O. Box 182785
Columbus, OH 43218-2785                                Columbus, OH 43218-2785

For all enrollment forms, call 1-800-426-9363

WIRE
--------------------------------------------------------------------------------
The fund does not charge a fee for wire
transactions, but your bank may. Mail your completed
new account application to the Ohio address above.
Call the transfer agent at 1-800-426-9363 for an
account number. Instruct your bank to wire funds to
a new account at:                                      Instruct your bank to
The Bank of New York                                   wire funds to:
New York, NY 10286                                     The Bank of New York
ABA: 021000018                                         New York, NY 10286
BNY Hamilton Funds                                     ABA: 021000018
DDA 8900275847                                         BNY Hamilton Funds
Attn: [your fund]                                      DDA 8900275847
Ref: [your name, account number and taxpayer ID]       Attn: [your fund]
                                                       Ref: [your name, account
                                                       number and taxpayer ID]

The Advisor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount paid will be a percentage of the Fund's average net assets attributable to customers of those shareholder servicing agents.

PURCHASES BY PERSONAL CHECK Checks should be in U.S. dollars and payable to the Fund. The Fund does not accept third-party checks, money orders, credit card convenience checks or travelers checks. In addition, if you redeem shares purchased by check, you will not receive proceeds from such redemption until your purchase check clears, which may take up to ten business days.

WIRE TRANSACTIONS The Fund does not charge a fee for wire transfers from your bank to the Fund. However, your bank may charge a service fee for wiring funds.

MAKING EXCHANGES/REDEEMING SHARES

                                          TO REDEEM SHARES
TO EXCHANGE SHARES BETWEEN MUTUAL FUNDS
--------------------------------------------------------------------------------
PHONE
--------------------------------------------------------------------------------
                                          Call 1-800-426-9363.
Call 1-800-426-9363.

                                          The proceeds can be wired to your
                                          bank account two business days after
                                          your redemption request or a check
                                          can be mailed to you at the address
                                          of record on the following business
                                          day.

MAIL
--------------------------------------------------------------------------------
Your instructions should include:         Your instructions should include:
..  your account number                    .  your account number
..  names of the funds and number of       .  names of the funds and number of
   shares or dollar amount you want to       shares or dollar amount you want to
   exchange.                                 redeem.

                                          A signature guarantee is required
                                          whenever:
                                          .  you redeem more than $50,000
                                          .  you want to send the proceeds to a
                                             different address
                                          .  you have changed your account
                                             address within the last 10 days

DEALER
--------------------------------------------------------------------------------
Contact your broker-dealer.               Contact your broker-dealer.
MAKING EXCHANGES/REDEEMING SHARES

As with purchase orders, redemption requests received by the transfer agent or its designee before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's close.

MINIMUM ACCOUNT BALANCES If your account balance falls below $500 due to redemptions, rather than market movements, the Fund may give you 60 days to bring the balance back up. If you do not increase your balance, the Fund may close your account and send you the proceeds.

EXCHANGE MINIMUMS You may exchange shares of the same class between BNY Hamilton Funds. From the perspective of tax liability, an exchange is the same as a redemption from one Fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange. If you will be investing in a new Fund, you must also exchange enough shares to meet the minimum balance requirement.

SIGNATURE GUARANTEES You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

RESERVED RIGHTS The Fund reserves the following rights:

..    To suspend sale of shares to the public

..    To reject any exchange request and to modify or terminate exchange privileges

..    To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect the Fund

..    To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.

CUSTOMER IDENTIFICATION PROGRAM The Fund's transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Fund, the Distributor and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law.

REDEMPTIONS IN-KIND: The Fund reserves the right to make payment in securities rather than cash. This could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund's operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in-kind will consist of securities equal in market value to your shares. When the shareholder converts these securities to cash, they will pay brokerage charges.

DISTRIBUTIONS AND TAX CONSIDERATIONS

The Fund declares and pays dividends annually, provided that there is net investment income at the end of the fiscal year. Capital gain distributions, if any, are made annually. Distributions are automatically paid in the form of additional fund shares. Notify the transfer agent in writing to:

..    choose to receive dividends or distributions (or both) in cash

..    change the way you currently receive distributions

Your taxable income is the same regardless of which option you choose.

TYPE OF DISTRIBUTION                         APPLICABLE FEDERAL TAX RATES
------------------------------------------   ----------------------------
"Qualified dividend income" from net         Capital gains rates
investment income

Other dividends from net investment income   Ordinary income rates

Short-term capital gains                     Ordinary income rates

Long-term capital gains                      Capital gains rates

"Qualified Dividend Income" is income eligible for reduced rates of federal income tax as a result of recent changes to the tax law. The portion of net investment income that will be Qualified Dividend Income may vary from fund to fund and also from year to year. There are also minimum holding periods for fund shares before investors are eligible for the reduced rates.

Distributions from the Fund are expected to be primarily capital gains. To the extent that the Fund makes distributions that are taxed as capital gains, such capital gains may be short- or long-term depending on how long the Fund held the asset being sold.

The Fund issues detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investor who does not provide a valid Social Security or taxpayer identification number to the Fund may be subject to federal backup withholding tax.

Whenever you redeem or exchange shares, you are likely to generate a capital gain or loss, which will be short- or long-term depending on how long you held the shares.

If you invest in the Fund shortly before an expected taxable dividend or capital gain distribution, you may end up getting part of your investment back right away in the form of taxable income, and that dividend may not be eligible for the qualified dividend income rate.

You should consult your tax advisor about your own particular tax situation.

ABUSIVE TRADING

We do not permit market timing or other abusive trading practices in BNY Hamilton Funds.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt fund performance. The Fund has adopted policies and procedures designed to deter frequent purchases and redemptions. To minimize harm to the Fund and its shareholders, we reserve the right to reject, in our sole discretion, any purchase order (including an exchange from another BNY Hamilton Fund) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a BNY Hamilton Fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

On a daily basis, the Transfer Agent will review capital stock transaction reports and will identify all redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund. In the event the Transfer Agent identifies redemptions in excess of a specific threshold that is within 5 days of a purchase in the same account, it will contact the Advisor and forward a report containing the past 30 days of activity in the respective account. All redemptions meeting the criteria will be investigated for possible inappropriate trading. On a monthly basis, the Advisor will issue a report to senior management that will indicate how many transactions were reviewed in that month, any suspicious activity that was identified, and the resolution of each situation identified.

The Fund does not impose a redemption fee. The policies and procedures are applied uniformly to all non-omnibus accounts. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated would not be known by the Fund. Therefore, it becomes more difficult for us to identify market timing or other abusive trading activities in these accounts, and we may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations.

INVESTMENT ADVISOR

The investment advisor of the Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $[ ] billion in assets, as of December 31, 2004. The Bank of New York began offering investment services in the 1830s and today manages more than $[ ] billion in investments for institutions and individuals, as of December 31, 2004.

Gannett Welsh & Kotler, LLC, located at 222 Berkeley St., Boston, MA 02116, is the sub-advisor for the Fund. GW&K, a wholly-owned subsidiary of The Bank of New York since May 2002, has advised individual and institutional clients since 1974 and has assets under management in excess of $___ billion, as of December 31, 2004.

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Advisor is entitled to a fee from the Fund at the annual rate of 0.75% of the Fund's average daily net assets.

PORTFOLIO MANAGER

The day-to-day management of the Fund is handled by teams of investment professionals under the leadership of the portfolio manager, Edward B. White, CFA, who has been a Principal and First Senior Vice President of GW&K for the last five years. Mr. White joined GW&K as a Principal and Senior Vice President in 1989 to direct the firm's Equity Investment Program.

[LOGO]
BNY
HAMILTON
FUNDS
ADVISED BY THE BANK OF NEW YORK

FOR MORE INFORMATION

ANNUAL AND SEMI-ANNUAL REPORTS
These include commentary from the Fund manager on the market conditions and investment strategies that significantly affected the Fund's performance, detailed performance data, a complete inventory of the Fund's securities and a report from the Fund's auditor.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed disclosure on features and policies of the Fund. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this Prospectus).

YOU CAN OBTAIN THESE DOCUMENTS FREE OF CHARGE, MAKE INQUIRIES OR REQUEST OTHER INFORMATION ABOUT THE FUNDS BY CONTACTING YOUR DEALER OR:

BNY Hamilton Funds
PO Box 182785
Columbus, OH 43218-2785
1-800-426-9363

INFORMATION IS ALSO AVAILABLE FROM THE SEC:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102
www.sec.gov

FOR INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM WHERE DOCUMENTS MAY BE VIEWED AND COPIED, CALL: 1-202-942-8090

Note: The SEC requires a duplicating fee for paper copies.


SEC File Number: 811-6654


[LOGO]

90 Park Avenue, 10th Floor,
New York, NY 10016

                            BNY HAMILTON FUNDS, INC.
                       Statement of Additional Information

                     BNY Hamilton Small Cap Core Equity Fund

                               February [  ], 2005
                                         --

          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND LISTED ABOVE WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, DATED
      FEBRUARY [  ], 2005, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE
                --
         OBTAINED UPON REQUEST FROM BNY HAMILTON DISTRIBUTORS, INC., 90
          PARK AVENUE, NEW YORK, NEW YORK 10016 ATTENTION: BNY HAMILTON
                          FUNDS, INC., 1-800-426-9363.

                                Table of Contents

                                                                            Page
                                                                            ----

General........................................................................1
Investment Objective and Policies..............................................1
Investment Restrictions.......................................................16
Directors and Officers........................................................17
Investment Advisor............................................................22
Administrator.................................................................25
Distributor...................................................................26
Fund, Shareholder and Other Services..........................................27
Code of Ethics................................................................28
Proxy Voting Policies.........................................................28
Disclosure of Portfolio Holdings..............................................29
Purchase of Shares............................................................30
Waiving Class A Sales Charge..................................................31
Redemption of Shares..........................................................34
Exchange of Shares............................................................35
Dividends and Distributions...................................................35
Net Asset Value...............................................................35
Performance Data..............................................................36
Portfolio Transactions and Brokerage Commissions..............................38
Description of Shares.........................................................40
Taxes.........................................................................41
Financial Statements..........................................................45
Appendix A - Description of Security Ratings.................................A-1

                                     GENERAL

     BNY Hamilton Funds, Inc. ("BNY Hamilton") is an open-end investment company, currently consisting of twenty-one series: BNY Hamilton Money Fund, BNY Hamilton Treasury Money Fund, BNY Hamilton New York Tax-Exempt Money Fund, BNY Hamilton Equity Income Fund, BNY Hamilton Large Cap Value Fund, BNY Hamilton Large Cap Growth Fund, BNY Hamilton Small Cap Growth Fund, BNY Hamilton Small Cap Core Equity Fund, BNY Hamilton Multi-Cap Equity Fund, BNY Hamilton International Equity Fund, BNY Hamilton Intermediate Government Fund, BNY Hamilton Intermediate Investment Grade Fund, BNY Hamilton Enhanced Income Fund, BNY Hamilton Intermediate New York Tax-Exempt Fund, BNY Hamilton Intermediate Tax-Exempt Fund, BNY Hamilton S&P 500 Index Fund, BNY Hamilton U.S. Bond Market Index Fund, BNY Hamilton High Yield Fund, BNY Hamilton Large Cap Growth CRT Fund, BNY Hamilton Small Cap Growth CRT Fund and BNY Hamilton International Equity CRT Fund. The Bank of New York (the "Advisor") serves as investment advisor to the Fund. Gannet Welsh & Kotler LLC, a wholly owned subsidiary of The Bank of New York, serves as the subadvisor to the Fund. This Statement of Additional Information provides additional information only with respect to the BNY Hamilton Small Cap Core Equity Fund (the "Fund"), and should be read in conjunction with the current Prospectuses relating to the Fund.

                        INVESTMENT OBJECTIVE AND POLICIES

The Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of small companies.

Individual security selection is the primary investment focus, rather than industry allocation. The Fund considers a small company to be a company that has a market capitalization at the time of purchase within the market capitalization range used by the Russell 2000(R) Index to determine its components. As of December 31, 2004, the Russell 2000(R) Index included companies with market
capitalizations of approximately $    million to $    billion. The Fund invests
                                  ---             ---
in a blend of growth and value stocks using both quantitative and fundamental research. Quantitative research is used to identify companies selling at the lower end of their historic valuation range, companies with positive earnings and companies with growth prospects that are expected to exceed the growth rate of the U.S. economy. Fundamental research is used to learn about a company's operating environment, financial condition, leadership position within its industry, resources and strategic plans.

The Fund's portfolio manager seeks to take advantage of industry cycles, and thus may overweight different sectors as economic conditions change. The Fund may continue to invest in and retain in its portfolio the stocks of companies even after their market capitalizations exceed the upper range used by the Russell 2000 Index. The Fund will not invest its assets in a set percentage of value or growth stocks.

Although most of the Fund's investments are expected to be domestic, the Fund may invest without limitation in equity securities of foreign issuers, including those in emerging markets.

Within limits, the Fund may also use certain derivatives (e.g., options, futures), which are investments whose value is determined by underlying securities or indices.

Under normal circumstances, the Fund will invest at least 80% of its Assets in small-capitalization stocks. "Assets" means net assets plus the amount of borrowing for investment purposes. (The Fund will provide its shareholders with at least 60-days' prior notice of any change in this non-fundamental "80%" policy). As a temporary defensive measure, the Fund may invest more than 20% of its assets in cash or cash equivalents. Under such circumstances, the Fund would not be pursuing its investment objective.

The following discussion supplements the information regarding investment objectives and policies of the Funds as set forth above and in the Prospectuses.

Government and Money Market Instruments

As discussed in the Prospectuses, the Fund may invest in cash equivalents to the extent consistent with its investment objectives and policies. A description of the various types of cash equivalents that may be purchased by the Fund appears below. See "Quality and Diversification Requirements".

United States Government Obligations. The Fund, subject to its applicable investment policies, may invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and government-sponsored enterprises. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. The Fund, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency. See "Foreign Investments".

Bank Obligations. The Fund, unless otherwise noted in its Prospectuses or below, may invest in negotiable certificates of deposit, bank notes, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (known as Euros) and (iii) United States branches of foreign banks of equivalent size (known as Yankees). The Fund will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank or the World Bank).

Commercial Paper. The Fund may invest in commercial paper, including Master Notes. Master Notes are obligations that provide for a periodic adjustment in the interest rate paid and permit periodic changes in the amount borrowed. Master Notes are governed by agreements between the issuer and the Advisor acting as agent, for no additional fee, in its capacity as investment advisor to the Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the Advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under such Master Notes. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment.

Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by the Advisor. Since Master Notes typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality that satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements". Although there is no secondary market for Master Notes, such obligations are considered by the Fund to be liquid because they are payable within seven days of demand. The Fund does not have any specific percentage limitation on investments in Master Notes.

Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Board of Directors of BNY Hamilton (the "Directors"). In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price is normally in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the duration of the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Fund to the seller. The duration of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than one year. The securities that are subject to repurchase agreements, however, may have durations in excess of one year from the effective date of the repurchase agreement. The Fund will always receive as collateral securities whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund's custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur delays or other disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, liquidation of the collateral by the Fund may be delayed or limited. Repurchase agreements with more than seven days to maturity are considered by the Fund to be illiquid securities and are subject to certain fundamental investment restrictions. See "Investment Restrictions".

STRIPS. STRIPS are United States Treasury bills, notes, and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such United States Treasury securities, and receipts or certificates representing interests in such stripped United States Treasury securities and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for Federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, Government National Mortgage Association Certificates owned by the Fund which were purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, the Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.

STRIPS do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current Federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

Equity Investments. The Fund invests in equity securities to the extent consistent with its investment objective and policies. The securities in which the Fund may invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter market. More information on the various types of equity investments which may be purchased by the Fund appears in the Prospectuses for the Fund and below. See "Quality and Diversification Requirements".

Equity Securities. The common stocks in which the Fund may invest include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure.

Convertible Securities. The convertible securities in which the Fund may invest include any debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of a convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Foreign Investments

The Fund may invest in certain foreign securities. The Fund does not expect to invest more than 20% of its total assets at the time of purchase in securities of foreign issuers. The Fund does not expect more than 15% of its foreign investments to be in securities that are not either listed on a securities exchange or United States dollar-denominated. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). Generally, ADRs, EDRs and GDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or global, in the case of EDRs and GDRs, securities markets.

Since investments in foreign securities may involve foreign currencies, the value of the Fund's assets as measured in United States dollars may be affected by changes in currency rates and in exchange control regulations, including currency blockage. The Fund may enter into forward commitments for the purchase or sale of foreign currencies in connection with the settlement of foreign securities transactions or to hedge the underlying currency exposure related to foreign investments, but it will not enter into such commitments for speculative purposes.

Additional Investments

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. The Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, United States Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

Investment Company Securities. The Fund may invest in the securities of other investment companies within the limits set by the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. This may also be viewed as the borrowing of money by the Fund. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.

Loans of Portfolio Securities. The Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, United States Government securities or other appropriate securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the Custodian are both open for business). Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Fund may pay reasonable finders' and custodial fees in connection with loans. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Fund will not make any loans for terms in excess of one year. The Fund will not lend their securities to any Director, officer, employee, or affiliate of BNY Hamilton, the Advisor, any subadvisor, the Administrator or the Distributor, unless permitted by applicable law.

Privately Placed and Certain Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A and other unregistered securities.

Quality and Diversification Requirements

The Fund is classified as a "diversified" series of a registered investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the remaining 25% of the Fund's total assets, there is no such limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in the securities of any one issuer, subject to the limitation of any applicable state securities laws. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

The Fund may invest in convertible debt securities, for which there are no specific quality requirements. In addition, at the time the Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A (or its equivalent) or higher by an NRSRO; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-2 (or its equivalent) or better by an NRSRO; or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion. At the time the Fund invests in any other short-term debt securities, they must be rated A (or its equivalent) or higher by an NRSRO, or if unrated, the investment must be of comparable quality in the Advisor's opinion.

In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

Derivative Instruments

Hedging is a means of transferring risk that an investor does not desire to assume during an uncertain market environment. Interest rates have become increasingly volatile in recent years, and with the advent of financial futures contracts, options on financial instruments and indexes of debt or stock securities, the Advisor believes it is now possible to reduce the effects of market fluctuations.

The Fund may purchase and sell (write) both put options and call options on securities, swap agreements and securities indexes. The Fund may also (i) enter into interest rate and index futures contracts and purchase and sell options on such futures contracts ("futures options"); (ii) enter into swap agreements with respect to interest rates and indexes of securities; and (iii) invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Fund may also use those instruments, provided that the Directors determine that their use is consistent with the Fund's investment objective. The purpose of any of these transactions is to hedge against changes in the market value of securities in the Fund's portfolio caused by fluctuating interest rates, and to close out or offset existing positions in such futures contracts or options. The Fund will not engage in financial futures or options transactions for speculation, but only as a hedge against changes in the market values of securities held by the Fund and where the transactions are appropriate to reduction of risk, although the Fund may use these transactions as part of its overall investment strategy.

Limitations. The Fund will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indexes upon which its futures contracts are based and the number of futures contracts which would be outstanding do not exceed one-third of the value of the Fund's net assets. The Fund also may not purchase or sell stock index futures or purchase options on futures if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases stock index futures contracts, it will deposit an amount of cash and cash equivalents equal to the market value of the futures contracts in a segregated account with the Fund's Custodian.

Special Considerations Relating to Derivative Instruments. The Fund may take positions in financial futures contracts or options traded on registered securities exchanges and contract markets as a hedge, or may use these transactions as part of its overall investment strategy. However, for a hedge to be completely successful, the price changes of the hedging instruments should equal the price changes of the securities being hedged. To the extent the hedging instrument utilized does not involve specific securities in the portfolio, such equal price changes will not always be possible. The use of these instruments involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. Thus, hedging activities may not be completely successful in eliminating market value fluctuations of the portfolios. When using hedging instruments that do not specifically correlate with securities in the Fund's portfolio, the Advisor will attempt to create a very closely correlated hedge. See "Risks Associated with Futures and Futures Options" below. Further, the use of options rather than financial futures contracts to hedge portfolio securities may result in partial hedges because of the limits inherent in the exercise prices.

The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Advisor incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

While the Fund will not ordinarily incur brokerage commissions on the portfolio securities that it purchases, the Fund will pay brokerage commissions on its financial futures and options transactions. The Fund will also incur premium costs for purchasing put and call options. Brokerage commissions and premium costs may tend to reduce the yield of the Fund.

The Fund's ability to engage in hedging activities and certain portfolio transactions may be further limited by various investment restrictions of the Fund and certain income tax considerations. For example, the amount of assets that the Fund is permitted to invest in option and futures contracts is limited as described above; furthermore, the limitations on the percentage of gross income that the Fund may realize from transactions in these securities may restrict its ability to effect transactions in these securities. See "Taxes".

The value of some derivative instruments may be particularly sensitive to changes in prevailing interest rates, and, to the extent such instruments are used for non-hedging purposes in respect of the Fund, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Advisor to forecast interest rates and other economic factors correctly. If the Advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Options and Indexes.

The Fund may purchase put options only on equity securities held in its portfolio and write call options on stocks only if they are covered, and such call options must remain covered so long as the Fund is obligated as a writer. The Fund does not presently intend to purchase put options and write call options on stocks that are not traded on national securities exchanges or listed on the Nasdaq National Market(R) ("NASDAQ").

The Fund may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio securities through the use of stock index futures, options on stock index futures traded on a national securities exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges.

The Fund will not engage in transactions in stock index futures contracts or related options for speculation. The Fund will use these instruments only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transaction is economically appropriate to the reduction of risks inherent in the ongoing management of the Fund.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

The premium that the Fund receives from writing a call option (or pays for buying a call option) will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates.

The Fund will only write call options and put options if they are "covered". In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, with cash or other assets determined to be liquid by the Advisor in accordance with procedures established by the Directors, in such amount as segregated by the Fund's custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Advisor in accordance with procedures established by the Directors, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Advisor in accordance with procedures established by the Directors. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the Advisor in accordance with procedures established by the Directors equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Advisor in accordance with procedures established by the Directors.

If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Options on indexes are similar to options on debt instruments or equity securities, except that rather than the right to take or make delivery of a debt instrument or security at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Unlike options on debt instruments or equity securities, gain or loss depends on the price movements in the securities included in the index rather than price movements in individual debt instruments or equity securities.

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Futures Contracts and Options on Futures Contracts. The Fund may invest in interest rate futures contracts and options thereon ("futures options").

An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; and bank certificates of deposit.

The Fund may purchase and write call and put futures options, as specified in the prospectuses. Futures options possess many of the same characteristics as options on securities and indexes

(discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

To comply with applicable rules of the Commodity Futures Trading Commission ("CFTC") under which BNY Hamilton and the Fund avoid being deemed a "commodity pool" or a "commodity pool operator," the Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. The Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Advisor in accordance with procedures established by the Directors ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).

If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Additional Limitations on Use of Futures and Futures Options. When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Directors, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Directors, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's Custodian).

When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Directors, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Directors, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate assets to cover the Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on the Fund's portfolio securities. Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund's portfolio such that the Fund's duration does not exceed the maximum permitted for the Fund in the prospectus.

The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See "Taxes."

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

                             INVESTMENT RESTRICTIONS

Fundamental Policies

In addition to its investment objective, the Fund is subject to certain investment restrictions that are deemed fundamental policies, i.e., policies that cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined under "Additional Information" below. See "Organization" and "Additional Information". The investment restrictions of the Fund follow.

The Fund may not:

1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments that are illiquid;

2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed one-third of the value of the Fund's total assets, taken at cost, at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 12, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts not to exceed one-third of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to issues of the United States Government, its agencies or instrumentalities and to permitted investments of up to 25% of the Fund's total assets;

4. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of the value of the Fund's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in securities of the United States Government, its agencies or instrumentalities;

5. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer;

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objectives and policies (see "Investment Objective and Policies");

7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities or commodity contracts, except for the Fund's interests in derivative instruments as described under "Investment Objective and Policies"; or interests in oil, gas or mineral exploration or development programs. However, the Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts;

8. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 10% of the Fund's total assets would be invested in such deposits;

10. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder;

11.  Act as an underwriter of securities; or

12. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Fund is permitted to incur pursuant to Investment Restriction 2 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of its total assets, less liabilities other than obligations created by reverse repurchase agreements. The Fund's arrangements in connection with its hedging activities as described in "Investment Objective and Policies" shall not be considered senior securities for purposes hereof.

                             DIRECTORS AND OFFICERS

The directors and executive officers of BNY Hamilton, together with information as to their principal occupations during the past five years are shown below. The "fund complex" consists of one investment company, BNY Hamilton, including 21 series thereunder.

Independent Directors

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Number of
                                               Term of                                      Portfolios in
                            Position(s)       Office and                                         Fund
                             Held with        Length of                                        Complex
   Name, Address, and           BNY          Time Served       Principal Occupation(s)       Overseen by       Other Directorships
          Age                 Hamilton            #              During Past 5 Years           Director         Held by Director
------------------------------------------------------------------------------------------------------------------------------------
Edward L. Gardner         Director and      Since May 12,   Chairman of the Board,          21              Co-Chair, New York
411 Theodore Fremd Ave.   Chairman of the   1995            President and Chief Executive                   Public Library
Rye, NY 10580             Board                             Officer, Industrial Solvents                    Conservator's Council,
Age 69                                                      Corporation, 1981 to                            2001 to Present;
                                                            Present(Petro-Chemical Sales)                   Member, Health Care
                                                                                                            Chaplaincy, 2000 to
                                                                                                            Present; Member, Points
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Number of
                                               Term of                                      Portfolios in
                            Position(s)      Office and                                          Fund
                             Held with        Length of                                        Complex
   Name, Address, and           BNY          Time Served       Principal Occupation(s)       Overseen by       Other Directorships
          Age                 Hamilton            #              During Past 5 Years           Director         Held by Director
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            of Light Foundation,
                                                                                                            1995 to Present;
                                                                                                            National Vice-Chairman,
                                                                                                            Big Brothers/Big Sisters
                                                                                                            of America, 1993 to
                                                                                                            Present; Member, Big
                                                                                                            Brothers/Big Sisters of
                                                                                                            America Foundation, 1992
                                                                                                            to Present; Chairman of
                                                                                                            the Board, Big Brothers/
                                                                                                            Big Sisters of New York
                                                                                                            City, 1992 to Present;
                                                                                                            Member, Rockefeller
                                                                                                            University Council, 1984
                                                                                                            to Present
------------------------------------------------------------------------------------------------------------------------------------
James E. Quinn            Director          Since           President, Tiffany & Co.,       21              Director, Mutual of
Tiffany & Co.                               November 15,    January 2003 to Present;                        America Capital
600 Madison Avenue                          1996            Member, Board of Directors,                     Management Co.; Trustee,
New York, NY  10022                                         Tiffany & Co., January 1995                     Museum of the City of
Age 52                                                      to Present; Vice Chairman,                      New York.
                                                            Tiffany & Co., 1999 to
                                                            Present; Executive Vice
                                                            President, Tiffany & Co.,
                                                            March 1992 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Karen R. Osar             Director          Since May 13,   Senior Vice President and       21              Director, Allergan,
70 Aviemore Drive                           1998            Chief Financial Officer,                        Inc.; Director, AGL
New Rochelle, NY 10804-                                     Crompton Corporation                            Resources, Inc.
4717                                                        (Chemical Manufacturing),
Age 54                                                      2004 to Present;
                                                            Senior Vice President and
                                                            Chief Financial Officer,
                                                            MeadWestvaco Corp. (Paper
                                                            Packaging), 2002 to 2003;
                                                            Senior Vice President and
                                                            Chief Financial Officer,
                                                            Westvaco Corp., 1999 to 2002;
                                                            Vice President & Treasurer,
                                                            Tenneco Inc. (Conglomerate
                                                            Manufacturing), 1994 to 1999;
                                                            Managing Director of
                                                            Corporate Finance Group, J.P.
                                                            Morgan & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
Kim D. Kelly              Director          Since August    Vice President, Chief           21              Chair of Cable
810 7th Avenue                              11, 1999        Operating Officer and Chief                     Advertising Bureau,
New York, NY 10019                                          Financial Officer, Insight                      Director of AgileTV,
Age 46                                                      Communications, 2000 to 2003;                   Insight Communications,
                                                            Chief Operating Officer and                     The Cable Center, and
                                                            Chief Financial Officer,                        Cable in the Classroom;
                                                            Insight Communications, 1998                    and Treasurer of Saint
                                                            to 2000; Executive Vice                         David's School.
                                                            President and Chief Financial
                                                            Officer, Insight
                                                            Communications, 1990 to 1998;
                                                            Chair of the National Cable
                                                            Telecommunications
                                                            Association (NCTA)
                                                            Subcommittee for
                                                            Telecommunications Policy and
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Number of
                                               Term of                                      Portfolios in
                            Position(s)      Office and                                          Fund
                             Held with        Length of                                        Complex
   Name, Address, and           BNY          Time Served       Principal Occupation(s)       Overseen by       Other Directorships
          Age                 Hamilton            #              During Past 5 Years           Director        Held by Director
------------------------------------------------------------------------------------------------------------------------------------
                                                            Member of NCTA Subcommittee
                                                            for Accounting.
------------------------------------------------------------------------------------------------------------------------------------
John R. Alchin            Director          Since August    Executive Vice President and    21              None
Comcast Corporation                         8, 2001         Treasurer, Comcast
1500 Market Street                                          Corporation, 1990 to Present;
Philadelphia, PA  19102                                     Managing Director of Toronto
Age 55                                                      Dominion Bank prior to 1990.
------------------------------------------------------------------------------------------------------------------------------------

Interested Director

------------------------------------------------------------------------------------------------------------------------------------
Newton P.S. Merrill*      Director          Since           Retired; Senior Executive       21              Director, National
The Bank of New York                        February 12,    Vice President, Bank of New                     Integrity Life
One Wall St.,                               2003            York, 1994 to 2003; Executive                   Insurance, 2000 to
10th Floor New York,                                        Vice President and Group                        Present; Trustee, Museum
NY 10286                                                    Executive, Bank of Boston,                      of the City of New York,
Age 64                                                      1991-1994; Chairman and                         1995 to Present;
                                                            Director, Ivy Asset Management,                 Director, Woods Hole
                                                            2000 to 2003.                                   Oceanographic Institute,
                                                                                                            1994 to Present; and
                                                                                                            Trustee, Edwin Gould
                                                                                                            Foundation for Children
                                                                                                            1970 to Present.
------------------------------------------------------------------------------------------------------------------------------------

Officers

------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Bannon           Chief Executive   Since May 12,   Executive Vice President and    21              --
The Bank of New York      Officer,          2003            Chief Investment Officer of
One Wall St.,             President                         the Advisor **, 1993 to
10th Floor New York,                                        Present. Chairman of the
NY 10286                                                    Advisor's Investment Policy
Age 51                                                      Committee.
------------------------------------------------------------------------------------------------------------------------------------
Michael A. Grunewald      Vice President    Since           Manager, Client Services,       21              --
3435 Stelzer Road                           February 28,    BISYS Fund Services, Inc.**,
Columbus, OH 43219                          2001            1993 to Present
Age 32
------------------------------------------------------------------------------------------------------------------------------------
Sheila McKinney           Treasurer and     March 31,       Vice President, Bank of New     21              --
101 Barclay Street        Principal         2004            York, 2003 to Present;
New York, NY 10286        Accounting                        Manager,
Age 42                    Officer                           PricewaterhouseCoopers LLP,
                                                            2002 to 2003; Vice President,
                                                            Deutsche Bank, 1995 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Kim R. Grundfast          Secretary         Since           Counsel, Legal Services,        21              --
60 State Street                             November 10,    BISYS Fund Services, Inc.**,
Boston, MA 02109                            2004            [2002-Present]; Attorney,
Age 31                                                      private practice, 2000 to
                                                            2002; Senior Judicial Law
                                                            Clerk, Massachusetts Superior
                                                            Court, 1998 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Alaina V. Metz            Assistant         Since May 14,   Chief Administrator,            21              --
3435 Stelzer Road         Secretary         1997            Administration Services of
Columbus, OH 43219                                          BISYS Fund Services, Inc.**,
Age 36                                                      June 1995 to Present;
                                                            Supervisor of Mutual Fund
                                                            Legal Department, Alliance
                                                            Capital Management, May 1989
                                                            to June 1995.
------------------------------------------------------------------------------------------------------------------------------------

# Each Director shall hold office until his or her successor is elected and qualified. The officers of BNY Hamilton shall serve for one year and until their successors are duly elected and qualified, or at the pleasure of the Directors.

* Mr. Merrill is an "interested" Director by reason ownership of securities of The Bank of New York, the Fund's Advisor.
** This position is held with an affiliated person or principal underwriter of BNY Hamilton.

Responsibilities of the Board of Directors

The Board has responsibility for the overall management and operations of BNY Hamilton, including general supervision of the duties performed by the Advisor and other service providers.

Board of Director Committees

The Board of Directors has an Audit Committee, the members of which are Messrs. Alchin, Gardner and Quinn and Mmes. Osar and Kelly. The Audit Committee met two times during the fiscal year ended December 31, 2003. The Board of Directors has determined that all members of the Audit Committee are "independent," as required by applicable listing standards of the New York Stock Exchange. The Audit Committee makes recommendations to the full Board of Directors with respect to the engagement of independent accountants and reviews with the independent accountants the plan and results of the audit engagement and matters having a material effect upon BNY Hamilton's financial operations. The Board of Directors does not have a nominating committee.

Ownership of Shares of BNY Hamilton*

----------------------------------------------------------------------------------------------
                                                                  Aggregate Dollar Range of
                                                               Equity Securities and/or Shares
                                                                   in All Funds Overseen by
                        Dollar Range of Equity Securities in        Director in Family of
   Name of Director                   the Fund                       Investment Companies
----------------------------------------------------------------------------------------------
Edward L. Gardner                       None                         Over $100,000
----------------------------------------------------------------------------------------------
James E. Quinn                          None                         Over $100,000
----------------------------------------------------------------------------------------------
Karen R. Osar                           None                         Over $100,000
----------------------------------------------------------------------------------------------
Kim D. Kelly                            None                         None
----------------------------------------------------------------------------------------------
John R. Alchin                          None                         None
----------------------------------------------------------------------------------------------
Newton P.S. Merrill**                   None                         $50,001 - $100,000
----------------------------------------------------------------------------------------------

     * As of December 31, 2003. As of that date, the Fund had not commenced operations.

     **   Interested Director

Ownership in BNY Hamilton's Advisor, the Subadvisor or Distributor

None of the Directors or their immediate family members owns beneficially or of record securities in the Fund's investment advisors or principal underwriter or entity directly or indirectly controlling, controlled by, or under common control with the Fund's investment advisors or principal underwriter.

Compensation of Directors

The following table sets forth certain information regarding the compensation of BNY Hamilton's Directors for the fiscal year ended December 31, 2003. In 2004, BNY Hamilton expects to pay each Director annual compensation of $28,000 and per-meeting fees of $2,500 (in-person meetings) and $1,000 (telephonic meetings), plus out-of-pocket expenses. During the fiscal year ended December 31, 2003, such compensation and fees amounted to $215,333, plus out-of-pocket expenses. The Directors and executive officers do not receive pension or retirement benefits.

                                                        Pension or
                                                        Retirement     Estimated       Total
                                          Aggregate      Benefits       Annual     Compensation
                                        Compensation    Accrued As     Benefits     paid by the
           Name of Person,                 paid by     Part of Fund      Upon      Fund Complex
              Position                    the Fund*      Expenses     Retirement   to Directors
-------------------------------------   ------------   ------------   ----------   ------------
Edward L. Gardner                            $0             $0            $0          $40,000
   Director and Chairman of the Board
James E. Quinn                               $0             $0            $0          $40,000

                                                        Pension or
                                                        Retirement     Estimated       Total
                                          Aggregate      Benefits       Annual     Compensation
                                        Compensation    Accrued As     Benefits     paid by the
           Name of Person,                 paid by     Part of Fund      Upon      Fund Complex
              Position                    the Fund*      Expenses     Retirement   to Directors
-------------------------------------   ------------   ------------   ----------   ------------
   Director
Karen Osar                                   $0             $0            $0          $40,000
   Director
Kim Kelly                                    $0             $0            $0          $40,000
   Director
John R. Alchin                               $0             $0            $0          $40,000
   Director
Newton P.S. Merrill                          $0             $0            $0          $15,333
   Director

* The Fund had not commenced operations as of the date of information provided in the table.

By virtue of the responsibilities assumed by the Advisor and the Administrator (see "Investment Advisor", "Administrator" and "Distributor") and the services provided by BNY Hamilton, the Fund has no employees; its officers are provided and compensated by BNY Hamilton Distributors, Inc. BNY Hamilton's officers conduct and supervise the business operations of each Fund.

The Bank of New York extends lines of credit to Comcast Corporation, a company of which Mr. Alchin is an officer, and three of its subsidiaries in the ordinary
course of business. As of [               ], The Bank of New York had extended
                           ---------------
lines of credit to Comcast Corporation, Comcast Cable Communications, Inc., QVC,
Inc. and E! Entertainment, Inc., which represented [   ]%, [   ]%, [   ]% and
                                                    ---     ---     ---
[   ]%, respectively, of all the lines of credit of each such company. As of
 ---
that date, the loans outstanding from The Bank of New York to Comcast Corporation, Comcast Cable Communications, Inc., and E! Entertainment, Inc.
pursuant to the lines of credit represented [   ]%, [   ]% and [   ]%,
                                             ---     ---        ---
respectively, of each such company's total loans outstanding. As of
[               ], there were no amounts outstanding under the line of credit
 ---------------
extended from The Bank of New York to QVC, Inc.

The Bank of New York extends lines of credit to Tiffany & Co., a company of which Mr. Quinn is an officer, in the ordinary course of business. As of
[               ], The Bank of New York had extended lines of credit to Tiffany
 ---------------
& Co., which represented [   ]% of all the lines of credit of such company. As
                          ---
of that date, the loans outstanding from The Bank of New York to Tiffany & Co.,
including long-term senior debt, represented [   ]% of Tiffany & Co.'s total
                                              ---
outstanding debt.

                               INVESTMENT ADVISOR

The investment advisor to the Funds is The Bank of New York, a bank organized under the laws of the State of New York with its principal offices at One Wall Street, New York, New York 10286. The Bank of New York is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, The Bank of New York offers a wide range of services, primarily to governmental, institutional, corporate and individual customers in the United States and throughout the world.

Under the terms of the Advisory Agreement, the investment advisory services that The Bank of New York provides to the Fund are not exclusive. The Bank of New York is free to and does render similar investment advisory services to others. The Bank of New York serves as investment advisor to personal investors and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which The Bank of New York serves as trustee. The accounts managed or advised by The Bank of New York have varying investment objectives and The Bank of New York invests assets of such accounts in investments substantially similar to, or the same as, those that are expected to constitute the principal investments of the Fund. Such accounts are supervised by officers and employees of The Bank of New York who may also be acting in similar capacities for the Fund. See "Portfolio Transactions and Brokerage".

The Fund is sub-advised by Gannett Welsh & Kotler, LLC ("GW&K"), a wholly-owned subsidiary of The Bank of New York. The Bank of New York pays GW&K a fee equal to 0.75% of the average daily net assets of the Fund.

The Bank of New York has contractually agreed to limit the expenses of the Fund to 1.25%, 2.00% and 1.00% of the average daily net assets of the Class A Shares, Class C Shares and Institutional Shares, respectively, through April 30, 2008. The limitation will be accomplished by waiving all or a portion of its advisory, accounting, custodial and certain other service fees and, if necessary, reimbursing expenses.

The Investment Advisory Agreement and Subadvisory Agreement for the Fund must be specifically approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Directors and (ii) by a vote of a majority of the Directors of the Fund who are not "interested persons", as defined by the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. See "Directors and Officers". Each of the Investment Advisory Agreement and Subadvisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of the Fund's outstanding shares on 60 days' written notice to the Advisor and the subadvisor, in the case of the Subadvisory Agreement and by the Advisor or subadvisor on 60 days' written notice to BNY Hamilton. See "Additional Information".

In approving the Investment Advisory Agreement with The Bank of New York, at a meeting on November 10, 2004 (at which all of the Directors, including all of the Directors who are not "interested persons" of the Funds, were present throughout), the Directors evaluated, among other matters: (1) the nature and quality of services expected to be provided by The Bank of New York (because the Fund is new, there was not Fund-specific performance to be reviewed by the Board); (2) whether the Fund and its shareholders might benefit from any economies of scale, noting that the fee schedule for the Fund did not include any breakpoint reductions as Fund assets increase; (3) whether The Bank of New York would receive fall-out benefits that should be taken into consideration in negotiating the fee; (4) the investment personnel and compliance resources of The Bank of New York; and (5) the fees paid by comparable investment companies and expenses of comparable investment companies. The Board also considered contractual limits on Fund expenses undertaken by The Bank of New York, as set forth above. The Board noted that The Bank of New York would be responsible for compensating the Subadvisor for providing its services to the Fund.

As set forth below, the Board reviewed fee and expense information comparing the advisory fee, administration fee and expected expense ratio with comparable funds for each class of shares. The Board recognized that not all fees are directly comparable, as advisory fees and administrative fees for different investment companies may include different services than those to be provided to the Fund. In particular, the information reviewed illustrated that:

As compared to Institutional Load Small-Cap Core Funds, the Fund's Institutional Shares advisory fees (0.75) would be lower than the average (0.80) and the median (0.85) for 31 funds; the administrative fees (0.13) would be lower than the average (0.15) and the median (0.14) for 21 funds; and the expected expense ratio (1.12) (1.00 after the contractual waiver described above) would be below the average (1.23) and the median (1.16) for 31 funds.

As compared to Front-End Load Small-Cap Core Funds, the Fund's Class A Shares advisory fees (0.75) would be lower than the average (0.83) and the median (0.81) for 26 funds; the administrative fees (0.13) would be lower than the average (0.17) and the median (0.15) for 13 funds; and the expected expense ratio (1.37) (1.25 after the contractual waiver described above) would be below the average (1.55) and the median (1.50) for 26 funds.

As compared to Level Load Small-Cap Core Funds, the Fund's Class C Shares advisory fees (0.75) would be lower than the average (0.86) and the median (0.85) for 23 funds; the administrative fees (0.13) would be lower than the average (0.14), but higher than the median (0.08) for 12 funds; and the expected expense ratio (2.12) (2.00 after the contractual waiver described above) would be below the average (2.19) and the median (2.21) for 23 funds.

In considering these matters, the Directors met separately with experienced 1940 Act counsel that is independent of The Bank of New York. The Directors considered such other matters as they considered relevant, including the overall services rendered by The Bank of New York to other BNY Hamilton Funds. The Directors recognized The Bank of New York's background and history as a financial institution and that, as of June 30, 2004, it managed more than $92 billion in investments for institutions and individuals.

No particular factor or item was necessarily conclusive and each Director placed varying degrees of weight on the different considerations noted. The materials prepared for the Directors' consideration of the Investment Advisory Agreement contained a memorandum from independent counsel discussing the factors to be considered by the Board.

In considering the Investment Subadvisory Agreement with GW&K, the Board met with representatives of GW&K and received a presentation regarding GW&K's resources, personnel, investment philosophy and procedures, and past performance. The Board noted that GW&K had advised individual and institutional clients since 1974 and (as of October 31, 2004) had assets under management in excess of $6.0 billion. The Board and representatives of GW&K discussed
GW&K's compliance structure, including that GW&K had not experienced any regulatory problems under applicable securities laws. The Board noted that GW&K's performance record with respect to separate accounts pursuing a strategy of investing in small capitalization companies compared favorably to both the S&P 500 Index and the Russell 2000 Index. The Board also discussed with representatives of The Bank of New York the process by which GW&K was selected as sub-advisor. The Board noted that GW&K was a wholly-owned subsidiary of The Bank of New York and that The Bank of New York was responsible for compensating GW&K. In considering the Investment Subadvisory Agreement with GW&K, the Directors met separately with experienced 1940 Act counsel that is independent of The Bank of New York and GW&K.

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, The Bank of New York's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Bank of New York believes that it may perform the services for the Fund contemplated by the Investment Advisory Agreement without violating applicable banking laws or regulations. It is, however, possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent The Bank of New York from continuing to perform such services for the Fund.

If the Bank of New York were prohibited from acting as investment advisor to the Fund, it is expected that the Directors would recommend to the Fund's shareholders that they approve the Fund's entering into new investment advisory agreements with another qualified advisor selected by the Directors.

                                  ADMINISTRATOR

BNY Hamilton Distributors, Inc., an indirect wholly-owned subsidiary of the BISYS Group, Inc. serves as the Fund's administrator (the "Administrator") and will assist generally in supervising the operations of the Fund. The Administrator is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 90 Park Avenue, New York, New York 10956.

The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Fund, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton, overseeing the performance of the transfer agent for the Fund, supervising purchase and redemption orders (made via telephone and mail) and monitoring the Distributor's compliance with the National Association of Securities Dealers, federal and state securities laws. The Administrator will also be responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements as the Fund is a series of a Maryland corporation. See "Description of Shares". The Administrator is also responsible for updating and printing the Fund's prospectuses and statements of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Advisor's compliance with the stated investment objectives and restrictions of the Fund and ensuring that custodian, Fund accounting, transfer agency, administration, distribution, advisory and legal services are provided to the Fund in accordance with the respective agreements governing each relationship.

The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, The Bank of New York will perform certain administrative functions for the Administrator. The Bank of New York is not an otherwise affiliated person of the Administrator.

The Fund will pay the Administrator an annual fee, accrued daily and payable monthly, equal to 0.125% of its first $300 million of average daily net assets and 0.10% of its average daily net assets in excess of $300 million.

The Administration Agreement between BNY Hamilton Funds, Inc. and the Administrator may be renewed or amended by the Directors without a shareholder vote.

                                   DISTRIBUTOR

In addition to acting as the Administrator, BNY Hamilton Distributors, Inc. acts as the Fund's exclusive Distributor and will hold itself available to receive purchase orders for Fund shares. The Distribution Agreement for the Fund must be approved in the same manner as the Investment Advisory Agreement described above under "Investment Advisor". The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information". The Distributor may, at its own expense, assist in marketing the Fund's shares.

The Directors have adopted a distribution plan ("12b-1 Plan") with respect to Class A Shares and Class C Shares of the Fund. Such 12b-1 Plan will permit the Fund to reimburse the Distributor for distribution expenses in an amount up to 0.25% per annum of average daily net assets of Class A Shares. The 12b-1 Plan in respect of Class C Shares provides for the payment to the Distributor of (1) an asset-based sales charge of up to 0.75% of the average daily net assets of the Fund's Class C Shares and (2) a shareholder service fee of up to 0.25% of the average daily net assets of the Fund's Class C Shares. The shareholder service fee is used to pay for personal service and/or the maintenance of shareholder accounts. Distribution expenses include, but are not limited to, fees paid to broker-dealers, telemarketing expenses, advertising costs, printing costs, and the cost of distributing materials borne by the Distributor in connection with sales or selling efforts on behalf of Class A Shares or Class C Shares, as applicable. The Class A Shares or Class C Shares of the Fund, as applicable, also bear the costs associated with implementing and operating the related 12b-1 Plan (such as costs of printing and mailing service agreements). Each item for which a payment may be made under the 12b-1 Plan may constitute an expense of distributing Class A Shares or Class C Shares of the Fund as the Securities and Exchange Commission construes such term under Rule 12b-1 of the 1940 Act. If expenses reimbursable under the 12b-1 Plan exceed 0.25% per annum of average daily net assets of Class A Shares, or 1.00% per annum of average daily net assets of Class C Shares, they will be carried forward from month to month to the extent they remain unpaid. All or a part of any such amount carried forward will be paid at such time, if ever, as the Directors determine. The Class A Shares or Class C Shares of the Fund, as applicable, will not be charged for interest, carrying or other finance charges on any reimbursed distribution or other expense incurred and not paid, nor will any expense be carried forward past the fiscal year in which it is incurred.

Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 (the "Rule") under the 1940 Act. Payments under the 12b-1 Plan are also subject to the conditions imposed by Rule 18f-3 under the 1940 Act and a Rule 18f-3 Multiple Class Plan, which has been adopted by the Directors for the benefit of the Fund. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sales of shares". The Rule provides, among other things, that the Fund may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plan provides that a report of the amounts expensed under the Plan, and the purposes for which such expenditures were incurred, will be made to the Directors for their review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and the 12b-1 Plan provides that any other type of material amendment must be approved by a majority of the Directors, and by a majority of the Directors who are neither "interested persons" (as defined in the 1940 Act) of BNY Hamilton nor have any direct or indirect financial interest in the operation of the 12b-1 Plan being amended or in any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. In addition, as long as the 12b-1 Plan is in effect, the nomination of the Directors who are not interested persons of BNY Hamilton (as defined in the 1940 Act) must be committed to the non-interested Directors.

Broker-dealers and other financial intermediaries whose clients have purchased Class C Shares may receive a trailing commission equal to 1.00% of the average daily net asset value of such Shares on an annual basis held by their clients more than one year from the date of purchase. Trailing commissions will commence immediately with respect to Shares eligible for exemption from the CDSC normally applicable to Class C Shares. The Fund may withhold such payments with respect to short-term investments.

                      FUND, SHAREHOLDER AND OTHER SERVICES

BISYS Fund Services, Inc. ("BISYS"), P.O. Box 182785, Columbus, Ohio, 43218-2785, serves as the transfer agent for the Fund. As transfer agent, BISYS is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to investors' accounts. BISYS is also the dividend disbursing agent for the Fund.

The Directors, in addition to reviewing actions of the Fund's investment advisor, administrator and distributor, as set forth below, decide upon matters of general policy.

The Bank of New York, One Wall Street, New York, New York 10286, serves as the custodian (the "Custodian") and fund accounting agent for the Fund.

Ernst & Young LLP, 5 Times Square, New York, New York 10036 are the independent auditors of the Fund and must be approved at least annually by the Directors to continue in such capacity. They will perform audit services for the Fund including the examination of financial statements included in the annual report to shareholders.

                                 CODE OF ETHICS

BNY Hamilton, the Advisor, GW&K and the Administrator each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of BNY Hamilton, the Advisor, GW&K and the Administrator from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

                              PROXY VOTING POLICIES

The Advisor has been delegated the authority and responsibility to vote the proxies of certain of its trust and investment advisory clients, including the Fund. The Advisor understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

The Advisor has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process and procedures. The Advisor has elected to retain Institutional Shareholder Services, Inc. ("ISS") as a proxy consultant. ISS is currently performing certain proxy-related services pursuant to these procedures, including providing research and making voting determinations in accordance with the proxy voting guidelines, voting and submitting proxies and related administrative and recordkeeping functions. In addition, the Advisor has determined that, except as set forth in the proxy policy and noted below, proxies will be voted in accordance with the voting recommendations contained in the proxy voting guidelines, which have been prepared by the Advisor and ISS. If the guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations.

As ISS will vote proxies in accordance with the proxy voting guidelines, the Advisor believes that this process is reasonably designed to address material conflicts of interest that may arise between the Advisor and the Fund as to how proxies are voted. If an investment professional (a portfolio manager, the Advisor's Chief Investment Officer or other investment professional) believes that it may be in the best interest of the Fund to vote in a manner inconsistent with ISS' recommendations, such investment professional must contact the Proxy Committee and complete a questionnaire to allow the Proxy Committee to review the recommendation and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between the Advisor and the Fund with respect to the voting of the proxy in that manner. If the proxy guidelines do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After making such a determination, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between the Advisor and the Fund with respect to the voting of the proxy in that manner.

Although the proxy guidelines detail numerous specific instances and possible proposals, the guidelines provide that ISS will generally vote "for" management proposals on routine business; case by case on management proposals related to directors (though "for" routine matters and "against" classification of the Board); case by case on management proposals related to a company's capitalization, reorganizations or merger proposals, and non-salary compensation issues; "against" management proposals on anti-takeover related proposals; and "against" or case by case on most shareholder proposals, including social issues.

A complete copy of the Proxy Policy may be obtained by writing to: Charles Goodfellow, The Bank of New York, 1290 Avenue of the Americas, New York, New York 10104.

Information on how the Fund voted proxies relating to portfolio securities will be available (1) without charge, upon request, upon calling 1-800-426-9363 and
(2) on the SEC's website at http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

Generally, the Fund views holding information as sensitive and limits the dissemination of that information to circumstances in which it has confidentiality agreements or in accordance with Board of Directors-approved guidelines. The Fund will provide:

1. A full list of its holdings as of the end of the Fund's fiscal quarter on www.bnyhamilton.com 60 days after its fiscal quarter-end;

2. Its top ten holdings as of the end of the calendar quarter on BNY Hamilton's web site 15 days or more after the calendar quarter-end;

3. Summary composition data derived from Fund holdings information as of the end of the month on BNY Hamilton's web site 15 days or more after the month-end;

4. Full holdings as of the end of the calendar month 15 days or more after the month-end to ratings and rankings organizations.

The information referenced in (1), (2) and (3) above, will be available on the website until updated for the next applicable period.

Employees of The Bank of New York and each of the sub-advisers and each of their respective affiliates, that are access persons under the Fund's codes of ethics, have access to Fund holdings on a regular basis. In addition, The Bank of New York, in its capacity as the Fund's custodian and sub-administrator, and BNY Hamilton Distributors, Inc., in its capacity as the Fund's administrator, each of whose agreements contains a confidentially provision, has access to full holdings on a routine basis.

There is no assurance that the BNY Hamilton Funds' policies on holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.

                               PURCHASE OF SHARES

Investors may open Fund accounts and purchase shares as described in the Prospectuses under "Purchase of Shares".

The Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value plus applicable sales charges, if any) at the discretion of the Fund, although the Fund would expect to accept securities in payment for Fund shares only infrequently. Generally, the Fund will only consider accepting securities (i) to increase its holdings in one or more portfolio securities or (ii) if the Advisor determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities and may discontinue its practice of accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund. See "Net Asset Value".

The Fund offers three share classes - Class A Shares, Class C Shares and Institutional Shares. The specific sales charges applicable to each of the Class A Shares and Class C Shares are described below. Institutional Shares are not subject to any sales charges.

Class A Shares are offered at the public offering price, which equals net asset value plus an initial sales charge that varies depending on the size of the investor's purchase. In addition, with respect to purchases of Class A Shares in the amount of $1,000,000 or more, you will not pay an initial sales charge, but you may pay a contingent deferred sales charge ("CDSC") if you redeem your shares within 12 months of purchase.

Class C Shares are offered at the public offering price, which equals net asset value without an initial sales charge, but are subject to a CDSC on most redemptions made within 12 months of purchase.

This section describes the sales charges and fees that you will pay as an investor in different Share classes offered by the Fund.

                       Class A Shares                      Class C Shares
                       --------------                      --------------
Sales Charge (Load)    A front-end sales charge will be    No front-end sales charge. A 1%*
                       imposed on shares purchased,        contingent deferred sales charge
                       declining from 5.25% as indicated   (CDSC) may be imposed on shares
                       below.                              redeemed within 12 months after
                                                           purchase.

Distribution (12b-1)   Subject to Annual Distribution      Subject to Annual Distribution and
                       fee of up to 0.25% of the average   Service fee of up to 1.00% of the
                       daily net assets of the             average daily net assets of the
                       applicable fund.                    applicable fund.

Reducing Class A's Initial Sales Charge:

Amount of Purchase                 Sales Charge as % of Offering Price**  Sales Charge as % of Amount Invested  Dealer Reallowance
------------------                 -------------------------------------  ------------------------------------  ------------------
Less than $25,000                                    5.25%                                5.54%                        4.73%
$25,000 but less than $50,000                        5.00%                                5.26%                        4.50%
$50,000 but less than $100,000                       4.50%                                4.71%                        4.05%
$100,000 but less than $250,000                      3.50%                                3.63%                        3.15%
$250,000 but less than $500,000                      2.75%                                2.83%                        2.48%
$500,000 but less than $1 million                    2.00%                                2.04%                        1.80%
$1 million or more                             None***                              None***                      None***

*    As a percent of the lower of the purchase price or current market value.
** The offering price is the amount you actually pay for Shares; it includes the initial sales charge.
*** You pay no initial sales charge on purchases of Class A Shares in the amount of $1,000,000 or more, but may pay a 1% CDSC if you redeem your Shares within 12 months. The 12-month period begins on the first day following your purchase.

Selecting a Class

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge, but with higher annual fees and a CDSC.

Class A Shares may be appropriate for investors who prefer to pay the Fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon.

Class C Shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon. If you are purchasing $1 million or more, Class A Shares will always be more beneficial to you because of the reduction in Class A Shares' sales charges for purchases of this amount and lower annual fees applicable to Class A Shares. Even if you are purchasing Class C Shares in an amount of less than $1 million, you should consult your financial advisor because purchasing Class A Shares may be more beneficial given your circumstances. For example, if you are purchasing $100,000 of the Fund and intend to hold your Shares for five years or less, purchasing Class C Shares would be more beneficial; if you intend to hold your Shares for more than five years, purchasing Class A would be more beneficial to you.

                          WAIVING CLASS A SALES CHARGE

Shareholders who held, as of January 26, 2004, Investor Shares of a BNY Hamilton Fund whose Investor Shares have been re-designated as Class A Shares were grandfathered and, thus, exempt from paying sales charges on future purchases of the Shares of the Fund, so long as such shareholders own shares of at least one BNY Hamilton Fund. In addition, sales charges may also be waived with respect to Class A Shares for:

(1) investors who purchase through accounts with the Advisor and through their existing trust relationship with the Advisor;

(2) employees of the Advisor or its affiliates and any organization that provides investment advisory services to BNY Hamilton Fund;

(3) each Director of BNY Hamilton;

(4) employees of the Distributor and its affiliates;

(5) employees of legal counsel to BNY Hamilton or legal counsel to the Independent Directors;

(6) existing shareholders who own shares in any of the BNY Hamilton Funds within their trust accounts and purchase additional shares outside of these trust relationships;

(7) investors within wrap accounts;

(8) investors who purchase in connection with 401(k) plans, 403(b) plans, and other employer-sponsored qualified retirement plans, Investment Retirement Accounts; and

(9) investors who purchase in connection with non-transactional fee fund programs and programs offered by fee-based financial planners and other types of financial institutions.

Each investor described in paragraphs (2), (3), (4), (5) (6), (8) and (9) above must identify himself or herself at the time of purchase. The Fund reserves the right to alter the terms of its sales charge waiver practices upon 60 days' notice to shareholders.

Investors may be eligible to buy Class A Shares at reduced sales charges. The tables in the Fund's prospectus describe how the sales charge decreases as the amount of your investment increases. Interested parties should consult their investment representatives or call 800-426-9363 for details about such reductions. In addition, information about the availability of reduced sales charges can be found at the Fund's website. This information is free of charge, presented in a clear and prominent format, and contains hyperlinks that facilitate access to information.

Letter of Intent. Investors may also qualify for reduced initial sales charges on purchases of Class A Shares made within a 13-month period pursuant to a Letter of Intent (the "Letter"). This enables an investor to aggregate purchases of Class A Shares in the Fund with purchases of Class A Shares of any other BNY Hamilton Fund, during the 13-month period. The sales charge is based on the total amount to be invested in Class A Shares during the 13-month period. All Class A Shares or other qualifying shares of the BNY Hamilton Funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Letter is signed) toward completion of the commitment stated in the Letter. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter. An investor must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Letter.

The Letter is not a binding obligation on the investor to purchase the full amount indicated; however, investors must include a minimum of 5% of the total amount they intend to purchase with their Letter. Such amount will be held in escrow by the Transfer Agent in Class A Shares registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Letter (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable that should have been paid. If not remitted within twenty days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Letter.

Right of Accumulation. Reduced sales charges on Class A Shares can be effected by combining a current purchase of Class A Shares with prior purchases of Class A Shares of any BNY Hamilton Fund. The applicable sales charge is based on the combined total of (1) the current purchase; and (2) the value at the public offering price at the close of business on the previous day of all BNY Hamilton Fund Class A Shares held by the shareholder. The shareholder must notify the Transfer Agent or Distributor of each purchase that entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by the Distributor. The Fund may terminate or amend this Right of Accumulation at any time.

Combination Privilege. An investor may qualify for reduced sales charges on Class A Shares by combining accounts of BNY Hamilton Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) and businesses owned by the investor as sole proprietorship. The applicable sales charge is based on the combined total of the value of the shares in each of those accounts at the public offering price at the close of business on the day preceding the purchase qualifying the investor to a reduced sales charge. The shareholder must notify the Transfer Agent or Distributor of all pertinent information regarding the accounts to be combined, including brokerage account statements as well as each purchase entitling the shareholder to a reduced sales charge. This combination privilege is subject to modification or discontinuance at any time.

Concurrent Purchases. In addition, investors may qualify for a reduced sales charge on Class A Shares by (a) combining concurrent purchases of, and holdings in, shares of any of the BNY Hamilton Funds purchased from a broker or dealer selling the BNY Hamilton Funds, sold with a sales charge ("Eligible Shares"); or
(b) combining concurrent purchases of shares of any funds purchased from a broker or dealer selling the BNY Hamilton Funds, sold with a sales charge ("Other Shares") with concurrent purchases of Eligible Shares. Investors are permitted to purchase Eligible Shares at the public offering price applicable to the total of (a) the dollar amount of the Eligible Shares and Other Shares then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser's combined holdings of Eligible Shares. Investors must notify the Transfer Agent or Distributor of any such purchases and holdings. This privilege is subject to modification or discontinuance at any time.

Reinstatement Privilege. Investors may qualify for a reduced sales charge on Class A Shares if they have sold shares, but then decide to reinvest in the Fund within a 90 day period of that sale. The applicable sales load is based on amounts up to the value of the shares the investor sold. The shareholder must notify the Transfer Agent or Distributor, in writing, of his or her reinstatement request and provide payment within 90 days of the date the shareholder's instructions were processed. A shareholder may exercise this privilege one time during any 12-month period. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor. In addition, exercise of this privilege does not result in a waiver of any applicable redemption fee or previously collected CDSC (See "Redemption of Shares" below).

                              REDEMPTION OF SHARES

Investors may redeem shares as described in the Prospectuses under "Redemption of Shares".

Class C Shares are subject to a CDSC on most redemptions made within 12 months of purchase. A CDSC is applied at the time you redeem your shares. You will pay the CDSC only on shares you sell within a certain period of time after purchase. For purposes of calculating the CDSC, the start of the holding period is the first day after the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell Class C Shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. The amount of any CDSC that you pay will be based on the lower of the purchase price or current market value.

CDSCs are deducted from the amount of the redemption proceeds and paid to the Distributor.

Waiver of CDSC - Class C Shares. The following circumstances qualify for waivers of Class C's CDSC:

     .    Distributions following the death or disability of a shareholder.

     . Redemptions representing the minimum distribution from an IRA or other qualifying retirement plan to a shareholder who has reached age
          70 1/2.

     . Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

Shareholders redeeming their shares by telephone should be aware that neither the Fund nor any of its service contractors will be liable for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's social security or taxpayer's identification number, address and/or bank). To the extent the Fund fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price, in lieu of cash, in whole or in part by a distribution in kind of securities from the portfolio of the Fund in conformity with the applicable rules of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder may incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value", and such valuation will be made as of the same time the redemption price is determined.

Further Redemption Information. The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows:
(i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.

                               EXCHANGE OF SHARES

Shareholders purchasing shares directly from the Fund may exchange those shares at the current net asset value per share for other BNY Hamilton Funds that have a similar class of shares or between Investor Shares of an Index Fund and Class A Shares of other BNY Hamilton Funds, in accordance with the terms of the current prospectus of the BNY Hamilton Fund being acquired. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares". Shares of the BNY Hamilton Fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege. When exchanging from Class A Shares or Investor Shares of a BNY Hamilton Fund that has no sales charge or a lower sales charge to Class A Shares of a BNY Hamilton Fund with a higher sales charge, you will pay the difference. If you exchange shares of the same class between BNY Hamilton Funds, the exchange will not be subject to any applicable CDSC. Exchanges between Class A Shares of a BNY Hamilton Fund and Investor Shares of an Index Fund will require you to pay any applicable CDSC upon exchange. If you exchange from a class of shares of a BNY Hamilton Fund with a CDSC into a class of shares of another BNY Hamilton Fund with a CDSC, the start of the holding period, for purposes of calculating the CDSC, is the first day after your first purchase was made. The start of the holding period does not restart from the time you make your exchange.

                           DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Fund's Prospectuses.

                                 NET ASSET VALUE

The Fund will compute its net asset value per share for each of its classes once daily on Monday through Friday as described under "Net Asset Value" in the Prospectus, except that net asset value of any class need not be computed on a day in which no orders to purchase or redeem shares of such class have been received or on any day that the New York Stock Exchange is closed for business.

The value of investments listed on a domestic securities exchange, other than options on stock indexes, is based on the last sale price as of the close of regular trading hours on the New York

Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

For purposes of calculating net asset value per share for each class of shares in the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the prevailing market rates available at the time of valuation.

Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 P.M., New York City time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 P.M., New York City time. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Directors. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments, which mature in 60 days or less, are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Directors.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Directors.

                                PERFORMANCE DATA

From time to time, the Fund may quote performance in terms of yield, actual distributions, total return (before and after taxes), or capital appreciation in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information.

Total Return Quotations. As required by regulations of the Securities and Exchange Commission, the annualized total return (before and after taxes) of the Fund for a period will be computed by assuming a hypothetical initial payment of $10,000. It will then be assumed that all of the dividends and distributions over the period are reinvested and that the entire amount will be redeemed at the end of the period. The annualized total return will then be calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated. The returns reflect the effect of expense subsidies and the return numbers would be lower if there were no subsidies. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The calculations do not consider any potential tax liabilities other than federal tax liabilities.

The total returns for the Fund are not included because the Fund has not commenced operations as of the date of this Statement of Additional Information.

General. The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

From time to time, the yields and the total returns (including total returns after taxes on distributions and redemption) of each class of shares of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time, advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as, the views of the investment advisor as to current market, economic trade and interest rate trends, legislative, regulatory and monetary developments, investments strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, Treasury bills and shares of the Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-426-9363.

Comparative performance information may be used from time to time in advertising the Fund's shares, including, but not limited to, data from Lipper Analytical Services, Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Lehman Brothers indexes, the Frank Russell Indexes and other industry publications.

From time to time, the Fund may include in advertisements, sales literature and reports to shareholders general comparative information such as statistical data regarding inflation, securities indices or the features of performance of alternative investments. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund. In addition, in such communications, the Advisor may offer opinions on current economic conditions.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Securities of the Fund typically are purchased via a domestic or foreign securities exchange, in the over-the-counter market or pursuant to an underwritten offering. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

Portfolio Turnover. The Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation.

In connection with portfolio transactions for the Fund, the overriding objective is to obtain the best possible execution of purchase and sale orders. In selecting a broker, the Advisor and the Subadvisor consider a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Advisor or the Subadvisor decides that the broker chosen will provide the best possible execution. The Advisor or the Subadvisor will monitor the reasonableness of the brokerage commissions paid in light of the execution received. The Directors will review regularly the reasonableness of commissions and other transaction costs incurred by the Fund in light of facts and circumstances deemed relevant from time to time, and, in that connection, receive reports from the Advisor or the Subadvisor and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Advisor or the Subadvisor has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all of the Advisor's or the Subadvisor's clients and not solely or necessarily for the benefit of the Fund. The Advisor and the Subadvisor believe that the value of research services received is not determinable and does not significantly reduce their respective expenses. The Fund will not reduce its respective fees paid to the Advisor or the Subadvisor by any amount that might be attributable to the value of such services.

Subject to the overriding objective of obtaining the best possible execution of orders, the Advisor or the subadvisor may allocate a portion of any or all of the Fund's portfolio brokerage transactions to affiliates of the Advisor or the subadvisor. In order for affiliates of the Advisor or the subadvisor to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Directors, including a majority of the Directors who are not "interested persons", have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

Portfolio securities will not be purchased from or through or sold to or through the Fund's Administrator, Distributor, Advisor (or the subadvisor) or any "affiliated person", as defined in the 1940 Act, of the Administrator, Distributor or Advisor (or the subadvisor) when such entities are acting as principals, except to the extent permitted by law. In addition, the Fund will not purchase securities during the existence of any underwriting group (or the subadvisors) relating thereto of which the Advisor, the subadvisor or any of their respective affiliates of the Advisor is a member, except to the extent permitted by law.

On those occasions when the Advisor (or the subadvisor) deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, including the other BNY Hamilton Funds, to the extent permitted by applicable laws and regulations, the Advisor (or the subadvisor) may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor (or the subadvisor), in the manner it considers to be most equitable and consistent with the Advisor's (or the subadvisor's) fiduciary obligations to the Fund. In some instances, this procedure might adversely affect the Fund.

If the Fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Fund may write may be affected by options written by the Advisor (or the subadvisor) for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

                              DESCRIPTION OF SHARES

BNY Hamilton is a registered, open-end investment company organized under the laws of the State of Maryland on May 1, 1992. The Articles of Incorporation currently permit the Corporation to issue [36,000,000,000] shares of common stock, par value $0.001 per share, of which shares of the Fund have been classified as follows:

                                          Number of Shares of
   Name of Series and Classes Thereof       Common Allocated
---------------------------------------   -------------------
BNY Hamilton Small Cap Core Equity Fund
          Institutional Shares                200,000,000
          Class A Shares                      200,000,000
          Class C Shares                      200,000,000

Shares of BNY Hamilton do not have preemptive or conversion rights and are fully paid and nonassessable by BNY Hamilton. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.

The shareholders of the Fund are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act and Maryland law, the Directors themselves have the power to alter the number and the terms of office of the Directors, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successor; provided, however, that immediately after such appointment the requisite majority of the Directors have been elected by the shareholders of the BNY Hamilton Funds. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being selected while the holders of the remaining shares would be unable to elect any Directors. It is the intention of BNY Hamilton not to hold annual shareholder meetings. The Directors may call shareholder meetings for action by shareholder vote as may be required by either the 1940 Act or the Articles of Incorporation.

BNY Hamilton, if requested to do so by the holders of at least 10% of shareholders of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the question of the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

The Articles of Incorporation contain a provision permitted under the Maryland General Corporation Law that under certain circumstances eliminates the personal liability of the Directors to BNY Hamilton or its shareholders. The Articles of Incorporation and the Bylaws of BNY Hamilton provide that BNY Hamilton will indemnify the Directors, officers and employees of the Funds to the full extent permitted by the Maryland General Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with proceedings in which they may be involved because of their offices or employment with BNY Hamilton. However, nothing in the Articles of Incorporation or the Bylaws of BNY

Hamilton protects or indemnifies a Director, officer or employee against any liability to BNY Hamilton or its shareholders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

For information relating to mandatory redemption of Fund shares or, under certain circumstances, their redemption at the option of the Fund, see "Redemption of Shares" in the Prospectuses.

                                      TAXES

The Fund generally will be treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Tax Code") generally will be applied to each BNY Hamilton Fund separately, rather than BNY Hamilton as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for the Fund.

The Fund intends to qualify, and intends to remain qualified, as a regulated investment company under Subchapter M of the Tax Code. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's assets is represented by cash, United States Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets, and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States Government securities or the securities of other regulated investment companies). As a regulated investment company, the Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed at least annually. If for any year the Fund does not qualify as a regulated investment company, all of its taxable income, including its net capital gain, will be subject to tax at the regular corporate rate, with no deduction for distributions to shareholders. Such distributions will generally be taxable to shareholders as qualified dividend income (as discussed below), and will generally result in a dividends received deduction for a corporate shareholder.

Under the Tax Code, the Fund will be subject to a 4% excise tax on a portion of its undistributed income if it fails to meet certain distribution requirements by the end of the calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

For federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are generally taxable to shareholders of the Fund whether such distributions are taken in cash or reinvested in additional shares.

Dividends of net investments income paid to a non-corporate U.S. shareholder before January 1, 2009 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to Fund shares. Dividends of net investment income that are not designated as qualified dividend income will be taxable to shareholder as ordinary income rates. Not all dividends from the Fund are expected to be qualified dividend income.

The Fund expects that a portion of these distributions to its corporate shareholders will be eligible for the 70% dividends-received deduction. Distributions of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders of the Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund, and are not eligible for the dividends-received deduction. Individual shareholders will be subject to federal income tax on distributions of net long-term capital gains recognized before June 1, 2009 at a maximum rate of 15% if designated as derived from the Fund's capital gains from property held for more than one year.

A gain or loss realized by a shareholder on the redemption, sale or exchange of shares held as a capital asset will be capital gain or loss and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Individual shareholders will be subject to federal income tax on long-term capital gain recognized before June 1, 2009 at a maximum rate of 15% in respect of shares held for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Any loss realized by a shareholder on the disposition of shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.

Prospective investors in the Fund should be aware that distributions of net investment income or net long-term capital gains from the Fund will have the effect of reducing the net asset value of each class of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares in the Fund just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale price for the securities sold.

Under the Tax Code, gains or losses attributable to dispositions of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by the Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Forward currency contracts, options and futures contracts entered into by the Fund may create "straddles" for federal income tax purposes and this may affect the character and timing of gains or losses realized by the Fund on forward currency contracts, options and futures contracts or on the underlying securities.

Certain options, futures and foreign currency contracts held by the Fund at the end of each fiscal year will be required to be "marked-to-market" for federal income tax purposes, i.e., treated as having been sold at market value. For options and futures contracts, sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss, regardless of how long the Fund has held such options or futures. Any gain or loss recognized on foreign currency contracts will be treated as ordinary income, unless an election under Section 988 (a) (1) (B) of the Tax Code is made, in which case the rule for options and futures contracts will apply.

The Fund may invest in equity securities of foreign issuers. If the Fund purchases shares in certain foreign investment companies, known as "passive foreign investment companies" ("PFICs"), they may be subject to federal income tax on a portion of an "excess distribution" from such passive foreign investment companies or gain from the disposition of such shares, even though such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund or its shareholders in respect of unpaid taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a qualified electing fund (a "QEF"), in lieu of the foregoing requirements, the Fund would be required each year to include in its income and distribute to shareholders a pro rata portion of the QEF's ordinary earnings and net capital gain, whether or not distributed to the Fund. Alternatively, for each taxable year, the Fund will be permitted to "mark-to-market" any marketable stock held by the Fund in a passive foreign investment company. If the Fund made such an election, the Fund would be required to include in income each year and distribute to shareholders in accordance with the distributions requirements of the Tax Code, an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock at that time. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark to market gains with respect to the stock included by the Fund for prior taxable years. Notwithstanding any election made by the Fund, dividends received from the Fund will not constitute qualified dividend income (as discussed above) if the Fund is a PFIC either in the taxable year of the distribution or the preceding taxable year. Instead, distributions will be taxed at ordinary income rates.

It is expected that the Fund may be subject to foreign withholding taxes with respect to income received from sources within foreign countries.

The Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gains in excess of net long-term losses to a shareholder who, as to the United States, is a non-resident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to United States withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a United States trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to United States individuals or domestic corporations. Distributions of net long-term capital gains to foreign shareholders will not be subject to United States tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a foreign shareholder who is a non-resident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a non-resident alien individual and who is not otherwise subject to withholding as described above, the Fund may be required to withhold United States federal income tax at the rate of 30% unless IRS Form W-8 is provided. The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders in the Fund are urged to consult their own tax advisers with respect to the particular tax consequences.

Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to United States federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for United States federal estate tax purposes.

                              FINANCIAL STATEMENTS

Since the Fund had not commenced operations as of the date of this SAI, there are no financial statements to include in this SAI.

                                   APPENDIX A

                        Description of Securities Ratings

S&P
Corporate and Municipal Bonds

AAA Debt obligations rated AAA have the highest ratings assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA Debt obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A Debt obligations rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.
BBB Debt obligations rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.
BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
B Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.
CCC Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating.
NR No public rating has been requested, there may be insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.
A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

MOODY'S

Corporate and Municipal Bonds

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.
B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be presented elements of danger with respect to principal or interest.
Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR No public rating has been requested, there may be insufficient information on which to base a rating, or that Moody's does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper

Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

               .    Leading market positions in well established industries.
               .    High rates of return on funds employed.
               .    Conservative capitalization structures with moderate
                    reliance on debt and ample asset protection.
               .    Broad margins in earnings coverage of fixed financial
                    charges and high internal cash generation.
               .    Well established access to a range of financial markets and assured sources of alternate liquidity.

Short-Term Tax-Exempt Notes

MIG-1 The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
MIG-2 MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

PART C

                                OTHER INFORMATION

Item 23. Exhibits.

     Exhibit
     Number     Description
     --------   -----------

      (1) (a) Articles of Incorporation of Registrant, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
          (b) Articles of Amendment, dated June 29, 1992, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
          (c)   Articles Supplementary, dated June 29, 1994.*
          (d)   Articles Supplementary, dated August 15, 1995.*
          (e) Articles of Amendment, dated January 22, 1997, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
          (f) Articles Supplementary, dated January 22, 1997, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
          (g) Articles Supplementary, dated April 30, 1999, incorporated by reference to Post-Effective Amendment No. 13, filed on April 30, 1999.
          (h) Form of Articles Supplementary, dated September 17, 1999, incorporated by reference to Post-Effective Amendment No. 14, filed on September 23, 1999.
          (i) Articles Supplementary, dated February 15, 2000, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.
          (j) Articles Supplementary, dated February 26, 2001, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.
          (k) Articles Supplementary, dated April 2, 2001, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.
          (l) Articles Supplementary, dated November 14, 2001, incorporated by reference to Post-Effective Amendment No. 19, filed on December 18, 2001.
          (m) Articles Supplementary, dated March 26, 2002, incorporated by reference to Post-Effective Amendment No. 22, filed on April 29, 2002.
          (n) Articles of Amendment, dated May 22, 2002, incorporated by reference to Post-Effective Amendment No. 24, filed on May 24, 2002.
          (o) Articles Supplementary, dated May 22, 2002, incorporated by reference to Post-Effective Amendment No. 24, filed on May 24, 2002.
          (p) Articles Supplementary, dated February 25, 2003, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
          (q) Form of Articles of Amendment, dated January 26, 2004, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.
          (r) Form of Articles Supplementary, dated January 26, 2004, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.
          (s)   Articles Supplementary, dated January [ ], 2005.+
          (t)   Articles of Amendment, dated January [ ], 2005.+
      (2) Bylaws of Registrant, as amended, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.
      (3)       Not Applicable.
      (4) (a) Form of Specimen stock certificate of common stock of BNY Hamilton Money Fund, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.
          (b) Form of Specimen stock certificate of common stock of BNY Hamilton Intermediate Government Fund, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.
          (c) Form of specimen stock certificate of common stock of BNY Hamilton Intermediate New York Tax-Exempt Fund, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.
          (d) Form of specimen stock certificate of common stock of BNY Hamilton Equity Income Fund, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.
      (5) (a)   Investment Advisory Agreement between BNY Hamilton Money
                Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
          (b) Investment Advisory Agreement between BNY Hamilton Intermediate Government Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
          (c) Investment Advisory Agreement between BNY Hamilton Intermediate New York Tax-Exempt Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
          (d) Investment Advisory Agreement between BNY Hamilton Equity Income Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

          (e) Investment Advisory Agreement between BNY Hamilton Treasury Money Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
          (f) Investment Advisory Agreement between BNY Hamilton Large Cap Growth Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
          (g) Investment Advisory Agreement between BNY Hamilton Small Cap Growth Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
          (h) Investment Advisory Agreement between BNY Hamilton International Equity Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
          (i) Investment Advisory Agreement between BNY Hamilton Intermediate Investment Grade Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
          (j) Investment Advisory Agreement between BNY Hamilton Intermediate Tax-Exempt Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
          (k) Investment Advisory Agreement between BNY Hamilton Large Cap Growth CRT Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.
          (l) Investment Advisory Agreement between BNY Hamilton Small Cap Growth CRT Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.
          (m) Investment Advisory Agreement between BNY Hamilton International Equity CRT Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.
          (n) Investment Advisory Agreement between BNY Hamilton U.S. Bond Market Index Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.
          (o) Investment Advisory Agreement between BNY Hamilton S&P 500 Index Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.
          (p) Investment Advisory Agreement between BNY Hamilton Large Cap Value Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.
          (q) Form of Investment Advisory Agreement between BNY Hamilton New York Tax-Free Money Market Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 19, filed on December 18, 2001.
          (r) Form of Investment Advisory Agreement between BNY Hamilton Enhanced Income Fund and The Bank of New York., incorporated by reference to Post-Effective Amendment No. 22, filed on April 29, 2002.
          (s) Form of Investment Advisory Agreement between BNY Hamilton Multi-Cap Equity Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 24, filed on May 24, 2002.
          (t) Sub-advisory Agreement between BNY Hamilton Large Cap Value Fund and Estabrook Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.
          (u) Form of Sub-advisory Agreement between The Bank of New York and Gannett Welsh & Kotler LLC, with respect to the BNY Hamilton Multi-Cap Equity Fund, incorporated by reference to Post-Effective Amendment No. 24, filed on May 24, 2002.
          (v) Form of Investment Advisory Agreement between BNY Hamilton High Yield Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
          (w) Form of Sub-Advisory Agreement between The Bank of New York and Seix Investment Advisors Inc. with respect to the BNY Hamilton High Yield Fund, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
          (x) Form of Investment Advisory Agreement between BNY Hamilton Small Cap Core Equity Fund and The Bank of New York.+
          (y) Form of Sub-Advisory Agreement between The Bank of New York and Gannett Welsh & Kotler LLC, with respect to BNY Hamilton Small Cap Core Equity Fund.+
      (6) (a) Amended and Restated Distribution Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No.34, filed on January 26, 2004.
          (b) Form of Amendment to Amended and Restated Distribution Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.
          (c) Amendment to Amended and Restated Distribution Agreement between Registrant and BNY Hamilton Distributors, Inc. and amended Schedule A thereto.+
      (7)       Not Applicable.
      (8) (a) Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment
                No. 12, filed on February 26, 1999.
          (b) Cash Management and Related Services Agreement between each series of Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
          (c) Supplement to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
          (d) Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

          (e) Additional Supplement to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.
          (f) Additional Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.
          (g) Additional Supplement to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to
                Post-Effective Amendment No. 16, filed on April 4, 2000.
          (h)   Additional Supplement to Cash Management and Related Services
                Agreement between Registrant and The Bank of New York,
                incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.
          (i) Amended and Restated Appendix B to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
          (j) Amended and Restated Schedule A to the Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
          (k) Amended and Restated Appendix B to Custody Agreement between Registrant and The Bank of New York.+
          (l) Amended and Restated Schedule A to the Cash Management and Related Services Agreement between Registrant and The Bank of New York.+
      (9) (a) Administration Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
          (b) Fund Accounting Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
          (c) Form of Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc., incorporated by reference to Post-Effective Amendment No. 8, filed on April 29, 1996.
          (d) Form of Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 13, filed on April 30, 1999.
          (e) Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
          (f) Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Premier Shares), incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
          (g)   No longer applicable.
          (h) Form of Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Classic Shares), incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
          (i) Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
          (j) Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
          (k) Updated Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc., incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
          (l) Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund (Hamilton Premier Shares), incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
          (m) Supplement to Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.
          (n) Revised Fund Accounting Services Agreement between BNY Hamilton International Equity Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 11, filed on April 30, 1998.
          (o) Form of Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund - Hamilton Classic Shares, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.
          (p) Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.
          (q) Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York., incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.
          (r) Supplement to Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.
          (s) Supplement to Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.
          (t) Form of Shareholder Servicing Plan of BNY Hamilton New York Tax-Free Money Market Fund (Hamilton Premier Shares), incorporated by reference to Post-Effective Amendment No.34, filed on January 26, 2004.

          (u)   Form of Shareholder Servicing Plan of BNY Hamilton New York
                Tax-Free Money Market Fund (Hamilton Classic Shares).*
          (v)   (i)Code of Ethics as adopted for the BNY Hamilton Funds, Inc, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.
                (ii) Code of Ethics as adopted for Estabrook Capital Management LLC, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001. (iii) Code of Ethics as adopted for Gannett, Welsh & Kotler, Inc., incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004. (iv) Code of Ethics as adopted for Seix Investment Advisors Inc., incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
         (w) Form of Amended and Restated Rule 18f-3 Plan of BNY Hamilton Funds, Inc.,incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.
         (x) Amendment to Exhibit A to the Administration Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
         (y) Amendment to Schedule A to the Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc., incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
         (z) Amendment to Fund Accounting Agreement., incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.
         (aa) Fund Accounting Agreement Appendix A dated as of May 1, 2003, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.
         (bb) Amendment to Schedule C to the Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc., incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.
         (cc) Amended Exhibit A to the Administration Agreement, dated May 1, 2003, incorporated by reference to Post-Effective Amendment
                No. 34, filed on January 26, 2004.
         (dd) Amended Exhibit A to the Administration Agreement, effective January [ ], 2005.+
         (ee) Amendment to Schedule A and Schedule C to the Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio,
                Inc.+
         (ff)   Fund Accounting Agreement Appendix A dated January [ ],
                2005.+
         (gg)   Amendment No. 1 to Amended and Restated Rule 18f-3 Plan.+
     (10)(a)    Opinion and Consent of Counsel, incorporated by reference to
                Pre-Effective Amendment No. 2, filed on July 7, 1992.
         (b)    Opinion and Consent of Hogan & Hartson LLP, in respect of BNY
                Hamilton High Yield Fund, incorporated by reference to
                Post-Effective Amendment No. 30, filed on April 25, 2003.
         (c) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton Multi-Cap Equity Fund, incorporated by reference to Post-Effective Amendment No. 25, filed on August 7, 2002.
         (d) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton Enhanced Income Fund, incorporated by reference to Post-Effective Amendment No. 22, filed on April 29, 2002.
         (e) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton New York Tax-Exempt Money Fund, incorporated by reference to Post-Effective Amendment No. 19, filed on December 18, 2001.
         (f) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton Small Cap Core Equity Fund.+
     (11)       Consent of Independent Auditors+
     (12) Form of Seed Capital Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Pre-Effective Amendment No. 1, filed on June 15, 1992.
     (13)       Not Applicable.
     (14)(a) Form of Amended and Restated Plan of Distribution of the BNY Hamilton Funds, Inc. Pursuant to Rule 12b-1., incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.
         (b) Amended and Restated Plan of Distribution of the BNY Hamilton Funds, Inc. Pursuant to Rule 12b-1.+
     (15)       Not Applicable.
     (16)       Not Applicable.

Other Exhibit:  (1) Power of Attorney for Edward L. Gardner, James E. Quinn,
                Karen Osar, Kim Kelly and William J. Tomko dated October 5, 2001, incorporated by reference to Post-Effective Amendment No. 18, filed on October 5, 2001.
                (2) Power of Attorney for John R. Alchin dated August 6, 2002, incorporated by reference to Post-Effective Amendment No. 26, filed on October 4, 2002.
                (3) Power of Attorney for Newton P.S. Merrill dated April 7, 2003, incorporated by reference to Post-Effective Amendment
                No. 30, filed on April 25, 2003.

________

*        Previously filed.

+        To be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant.

         No person is controlled by or under common control with the Registrant.

Item 25. Indemnification.

         Reference is made to Article VI of Registrant's Bylaws and the Distribution Agreement each filed as exhibits hereto.

         Registrant, its Directors and officers, the other investment companies administered by the Administrator, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Director, officers or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

         The Registrant's investment adviser, The Bank of New York, is a New York trust company. The Bank of New York conducts a general banking and trust business. The Bank of New York is not affiliated with BNY Hamilton Distributors, Inc.

         To the knowledge of the Registrant, none of the directors or officers of The Bank of New York, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of each director of The Bank of New York who is engaged in another business, profession, vocation or employment of a substantial nature:

         Name                                                                           Title/Company
         -----                                                                          -------------
         J. Carter Bacot .....................................   Retired; formerly Chairman and Chief Executive Officer of Bank of
                                                                 New York Company, Inc.

         Richard Barth .......................................   Retired; formerly Chairman and Chief Executive Officer of
                                                                 Ciba-Geigy Corporation (diversified chemical products)

         Frank J. Biondi, Jr. ................................   Chairman, Biondi, Reiss Capital Management LLC

         William R. Chaney ...................................   Senior Managing Director, Waterview Advisors, LLC (Investment
                                                                 Adviser to Waterview Partners, LLC)

         Nicholas M. Donofrio ...............................    Senior Vice President, Technology and Manufacturing of IBM
                                                                 Corporation (developer and manufacturer of advanced information systems)

         Richard J. Kogan ....................................   Chairman and Chief Executive Officer of Schering-Plough Corporation
                                                                 (manufacturer of pharmaceutical and consumer products)

         John A. Luke, Jr. ...................................   Chairman, President and Chief Executive Officer of Westvaco
                                                                 Corporation (manufacturer of paper, packaging, and specialty chemicals)

         John C. Malone .............................  Chairman of Liberty Media Group (producer and distributor of entertainment, sports, informational programming and electronic retailing services)

         Donald L. Miller ...........................  Chief Executive Officer and Publisher of Our World News, LLC (media)

         Catherine A. Rein ..........................  President and Chief Investment Officer of Metropolitan Property and Casualty
                                                       Insurance Company (insurance and services)

         William C. Richardson ......................  President and Chief Executive Officer of W.K. Kellog Foundation (a private foundation)

         Brian L. Roberts ...........................  President of Comcast Corp. (developer, manager and operator of broadband cable networks and provider of content)

         The Registrant's investment sub-adviser, Seix Investment Advisors Inc. ("Seix"), is a company organized under the laws of New Jersey and an investment adviser registered under the Investment Advisers Act of 1940.

         To the knowledge of the Registrant, none of the directors or officers of Seix, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of each director of Seix who is engaged in another business, profession, vocation or employment of a substantial nature:

         Name                                                   Title/Company
         -----                                                  -------------
         Christina Seix .............................  Director Freddie Mac Corporation

Item 27. Principal Underwriters.

         (a) BNY Hamilton Distributors, Inc., which is located at 90 Park Avenue, New York, New York 10016, will act as exclusive distributor for the Registrant. The distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.

         (b) The information required by this Item 27 with respect to each director, officer or partner of the Distributor is incorporated by reference to Schedule A of Form BD filed by the Distributor pursuant to the Securities Exchange Act of 1934.

         (c)      Not Applicable.

Item 28. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Item 29. Management Services.

         Not Applicable.

Item 30. Undertakings.

         The Registrant undertakes that, if requested to do so by 10% of its outstanding shares, the Registrant will promptly call a meeting of shareholders for the purpose of voting on the removal of a director or directors and Registrant will assist with shareholder communications as required by Section 16(c) of the Investment Company Act of 1940.

         The Registrant hereby also undertakes that so long as the information required by Item 5 of Form N-1A is contained in the latest annual report to shareholders and not in the prospectuses of each Fund (other than BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund), the Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and the State of New York on the 17th day of November, 2004.

                                              BNY HAMILTON FUNDS, INC.

                                              By  /s/ Kevin J. Bannon
                                                  ---------------------------
                                                  Kevin J. Bannon
                                                  Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 17th day of November, 2004.


           Name                          Title

      Edward L. Gardner*         Director and Chairman of the Board of Directors
-----------------------------

        James E. Quinn*          Director
-----------------------------

          Karen Osar*            Director
-----------------------------

          Kim Kelly*             Director
-----------------------------

        John R. Alchin*          Director
-----------------------------

     Newton P.S. Merrill*        Director
-----------------------------

    /s/ Sheila Mckinney          Treasurer and Principal Accounting Officer
-----------------------------

*By  /s/ Michael A. Grunewald
     -----------------------------------
     Michael A. Grunewald
     Attorney-in-Fact pursuant to a power of attorney